Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 97.2%	Shares	Fair Value
Communication Services - 0.8%
Live Nation Entertainment, Inc. (a)(b)	33,472	$2,545,211

Consumer Discretionary - 14.3%
Carter's, Inc. (a)	24,051	1,576,062
Century Communities, Inc. (a)	23,433	1,002,464
Green Brick Partners, Inc. (a)(b)	380,970	8,145,139
Hanesbrands, Inc. (a)	51,454	358,120
Johnson Outdoors, Inc., Class A (a)	29,997	1,539,146
PROG Holdings, Inc. (b)	40,000	599,200
Red Rock Resorts, Inc., Class A (a)	508,342	17,415,797
Rocky Brands, Inc. (a)	127,913	2,565,935
Vail Resorts, Inc.	40,173	8,662,906
Wolverine World Wide, Inc.	271,271	4,174,861
		46,039,630
Consumer Staples - 10.1%
BellRing Brands, Inc. (b)	138,294	2,850,239
Cal-Maine Foods, Inc.	210,992	11,729,045
Lancaster Colony Corp.	23,080	3,468,462
Post Holdings, Inc. (b)	104,986	8,599,403
Seaboard Corp.	1,699	5,781,119
		32,428,268
Energy - 3.4%
Centrus Energy Corp., Class A (a)(b)	20,298	831,812
Civitas Resources, Inc. (a)	174,742	10,028,443
		10,860,255
Financials - 25.9%
Bank OZK (a)	411,255	16,269,248
BankUnited, Inc.	56,505	1,930,776
BOK Financial Corp.	70,390	6,254,855
Cadence Bank (a)	128,003	3,252,556
Enstar Group Ltd. (b)	44,088	7,476,884
First Interstate BancSystem, Inc., Class A	140,199	5,657,030
Live Oak Bancshares, Inc. (a)	239,513	7,329,098
Mr. Cooper Group, Inc. (b)	284,876	11,537,478
Triumph Bancorp, Inc. (b)	122,581	6,662,277

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 97.2% (Continued)	Shares	Fair Value
Financials - 25.9% (Continued)
Webster Financial Corp.	375,175	$16,957,910
		83,328,112
Health Care - 3.9%
Enovis Corp. (b)	118,572	5,462,612
Integer Holdings Corp. (a)(b)	31,924	1,986,630
UFP Technologies, Inc. (a)(b)	61,047	5,240,274
		12,689,516
Industrials - 16.7%
Allegiant Travel Co. (b)	80,921	5,905,615
Allied Motion Technologies, Inc. (a)	226,018	6,468,635
Concrete Pumping Holdings, Inc. (a)(b)(c)	893,430	5,762,623
Douglas Dynamics, Inc. (a)	85,090	2,384,222
Energy Recovery, Inc. (a)(b)	184,221	4,004,965
ESAB Corp.	167,371	5,583,497
First Advantage Corp. (b)	199,611	2,561,009
Kirby Corp. (b)	85,000	5,165,450
Sensata Technologies Holding plc	6,275	233,932
WESCO International, Inc. (b)	130,706	15,603,682
		53,673,630
Information Technology - 7.4%
Rimini Street, Inc. (a)(b)	1,640,735	7,645,825
Sanmina Corp. (b)	57,813	2,664,023
WNS Holdings Ltd. - ADR (b)	163,499	13,380,758
		23,690,606
Materials - 7.2%
Ashland, Inc.	84,510	8,025,915
Chase Corp. (a)	61,613	5,148,998
Taseko Mines Ltd. (a)(b)	6,658,096	7,590,229
TriMas Corp. (a)	40,997	1,027,795
United States Lime & Minerals, Inc. (a)	11,489	1,174,176
		22,967,113
Real Estate - 5.0%
CubeSmart	154,801	6,201,328
Douglas Emmett, Inc.	77,513	1,389,808
Jones Lang LaSalle, Inc. (b)	10,052	1,518,556

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 97.2% (Continued)	Shares	Fair Value
Real Estate - 5.0% (Continued)
Rayonier, Inc.	119,512	$3,581,775
Ryman Hospitality Properties, Inc.	44,651	3,285,867
		15,977,334
Utilities - 2.5%
South Jersey Industries, Inc.	130,585	4,364,151
UGI Corp.	110,327	3,566,872
		7,931,023

Total Common Stocks (Cost $212,123,080)		$312,130,698

Registered Investment Companies - 8.4%	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 3.13% (d)(e) (Cost $27,184,611)	27,184,611	$27,184,611

Total Investment Securities - 105.6% (Cost $239,307,691)		$339,315,309

Liabilities in Excess of Other Assets - (5.6)%		(18,110,406)

Net Assets - 100.0%		$321,204,903

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $30,679,803.
(b)	Non-income producing security.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2022 was $5,762,623, representing 1.8% of net assets
(d)	The rate shown is the 7-day effective yield as of September 30, 2022.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $4,907,855.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 98.0%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	414,121	$24,226,079

Consumer Discretionary - 12.9%
Advance Auto Parts, Inc. (a)	109,419	17,106,566
BorgWarner, Inc.	503,082	15,796,775
Hanesbrands, Inc. (a)	2,774,994	19,313,958
NVR, Inc. (a)(b)	12,159	48,478,906
PROG Holdings, Inc. (a)(b)	801,853	12,011,758
Red Rock Resorts, Inc., Class A (a)	2,105,211	72,124,529
Vail Resorts, Inc. (a)	123,569	26,646,419
Wolverine World Wide, Inc. (a)	1,423,088	21,901,324
		233,380,235
Consumer Staples - 9.7%
BellRing Brands, Inc. (a)(b)	1,014,747	20,913,936
Cal-Maine Foods, Inc. (a)	1,028,789	57,190,381
Lancaster Colony Corp. (a)	232,204	34,895,617
Post Holdings, Inc. (a)(b)	777,414	63,677,981
		176,677,915
Energy - 3.6%
Civitas Resources, Inc. (a)	278,969	16,010,031
Coterra Energy, Inc. (a)	1,877,537	49,041,266
		65,051,297
Financials - 26.1%
Alleghany Corp. (a)(b)	34,349	28,831,520
Bank OZK (a)	1,079,922	42,721,714
BankUnited, Inc. (a)	809,006	27,643,735
BOK Financial Corp. (a)	518,688	46,090,616
Brighthouse Financial, Inc. (a)(b)	465,437	20,209,275
Brown & Brown, Inc. (a)	164,856	9,970,491
Enstar Group Ltd. (a)(b)	82,581	14,004,912
First Interstate BancSystem, Inc., Class A (a)	821,166	33,134,048
First Republic Bank	185,930	24,273,161
Live Oak Bancshares, Inc. (a)	1,167,197	35,716,228
Loews Corp. (a)	441,147	21,986,766
Mr. Cooper Group, Inc. (a)(b)	1,011,211	40,954,046

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 98.0% (Continued)	Shares	Fair Value
Financials - 26.1% (Continued)
ProAssurance Corp. (a)	782,689	$15,270,262
RenaissanceRe Holdings Ltd. (a)	150,168	21,082,086
SVB Financial Group (a)(b)	76,098	25,552,186
Webster Financial Corp. (a)	1,467,348	66,324,130
		473,765,176
Health Care - 3.0%
Boston Scientific Corp. (b)	244,398	9,465,535
Enovis Corp. (b)	773,253	35,623,766
Integer Holdings Corp. (a)(b)	160,226	9,970,864
		55,060,165
Industrials - 19.5%
Alaska Air Group, Inc. (b)	380,354	14,890,859
Allegiant Travel Co. (a)(b)	432,181	31,540,569
Energy Recovery, Inc. (a)(b)	1,000,583	21,752,674
ESAB Corp. (a)	954,297	31,835,348
First Advantage Corp. (b)	1,423,911	18,268,778
Gates Industrial Corp. plc (a)(b)	3,426,808	33,445,646
Kirby Corp. (a)(b)	633,081	38,472,332
Regal Rexnord Corp. (a)	79,448	11,151,321
Sensata Technologies Holding plc (a)	1,013,525	37,784,212
Stericycle, Inc. (a)(b)	316,935	13,346,133
WESCO International, Inc. (b)	856,038	102,193,816
		354,681,688
Information Technology - 6.7%
Broadridge Financial Solutions, Inc. (a)	65,435	9,443,579
Ciena Corp. (a)(b)	487,037	19,690,906
Sanmina Corp. (a)(b)	503,627	23,207,132
SS&C Technologies Holdings, Inc.	734,694	35,081,639
WNS Holdings Ltd. - ADR (a)(b)	422,121	34,546,383
		121,969,639
Materials - 2.6%
Ashland, Inc. (a)	491,869	46,712,799

Real Estate - 8.2%
CubeSmart (a)	1,441,270	57,737,276

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 98.0% (Continued)	Shares	Fair Value
Real Estate - 8.2% (Continued)
Douglas Emmett, Inc. (a)	734,193	$13,164,080
Jones Lang LaSalle, Inc. (a)(b)	90,498	13,671,533
Rayonier, Inc. (a)	1,065,933	31,946,012
Ryman Hospitality Properties, Inc. (a)	314,763	23,163,409
UDR, Inc. (a)	212,729	8,872,927
		148,555,237
Utilities - 4.4%
South Jersey Industries, Inc. (a)	1,193,378	39,882,693
UGI Corp. (a)	1,222,829	39,534,062
		79,416,755

Total Common Stocks (Cost $1,522,596,879)		$1,779,496,985

Registered Investment Companies - 14.3%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	922,888	$8,758,210
State Street Institutional US Government Money Market Fund - Premier Class, 2.94% (d)	25,838,915	25,838,915
State Street Navigator Securities Lending Portfolio I, 3.13% (d)(e)	224,503,769	224,503,769
Total Registered Investment Companies (Cost $259,582,263)		$259,100,894

Total Investment Securities - 112.3% (Cost $1,782,179,142)		$2,038,597,879

Liabilities in Excess of Other Assets - (12.3)%		(223,822,209)

Net Assets - 100.0%		$1,814,775,670

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $223,782,292.
(b)	Non-income producing security.

(c)	Affiliated fund.

Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2021	$27,403,556
Purchases	336,860
Sales	(18,000,000)
Realized Losses	(349,205)
Change in Unrealized Appreciation (Depreciation)	(633,001)
Value, September 30, 2022	$8,758,210
Income Distributions	$336,860

(d)	The rate shown is the 7-day effective yield as of September 30, 2022.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $6,822,785.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Mid Cap Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 98.9%	Shares	Fair Value
Communication Services - 1.5%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	45,641	$2,669,998

Consumer Discretionary - 12.2%
Advance Auto Parts, Inc.	11,271	1,762,108
BorgWarner, Inc.	51,437	1,615,122
Hanesbrands, Inc. (a)	324,757	2,260,309
NVR, Inc. (b)	1,371	5,466,287
Red Rock Resorts, Inc., Class A	214,030	7,332,668
Vail Resorts, Inc.	12,678	2,733,884
VF Corp. (a)	35,887	1,073,380
		22,243,758
Consumer Staples - 7.8%
Archer-Daniels-Midland Co. (a)	28,983	2,331,682
BellRing Brands, Inc. (b)	99,350	2,047,603
Lancaster Colony Corp.	23,846	3,583,577
Post Holdings, Inc. (b)	77,716	6,365,718
		14,328,580
Energy - 2.5%
Coterra Energy, Inc.	172,566	4,507,424

Financials - 27.6%
Alleghany Corp. (b)	3,458	2,902,541
American International Group, Inc.	107,435	5,101,014
Bank OZK	92,924	3,676,073
BankUnited, Inc.	46,393	1,585,249
BOK Financial Corp.	23,918	2,125,353
Brighthouse Financial, Inc. (b)	47,671	2,069,875
Discover Financial Services (a)	14,237	1,294,428
Enstar Group Ltd. (b)	7,120	1,207,481
First Republic Bank	41,389	5,403,334
Hartford Financial Services Group, Inc. (The)	47,019	2,912,357
Loews Corp.	44,340	2,209,906
Mr. Cooper Group, Inc. (b)	81,184	3,287,952
RenaissanceRe Holdings Ltd.	8,660	1,215,777
SVB Financial Group (b)	19,243	6,461,415

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 98.9% (Continued)	Shares	Fair Value
Financials - 27.6% (Continued)
Webster Financial Corp.	120,786	$5,459,527
Willis Towers Watson plc	17,691	3,554,830
		50,467,112
Health Care - 3.9%
Boston Scientific Corp. (b)	91,622	3,548,520
Enovis Corp. (b)	79,229	3,650,080
		7,198,600
Industrials - 16.3%
Alaska Air Group, Inc. (b)	65,015	2,545,337
Allegiant Travel Co. (b)	17,589	1,283,645
ESAB Corp.	93,490	3,118,826
Kirby Corp. (b)	62,670	3,808,456
Parker-Hannifin Corp. (a)	20,049	4,858,073
Regal Rexnord Corp.	8,289	1,163,444
Sensata Technologies Holding plc	92,827	3,460,591
Stericycle, Inc. (b)	32,342	1,361,922
WESCO International, Inc. (b)	67,758	8,088,950
		29,689,244
Information Technology - 8.2%
Check Point Software Technologies Ltd. (a)(b)	47,827	5,357,580
Ciena Corp. (b)	48,460	1,959,238
Cognizant Technology Solutions Corp., Class A	44,358	2,547,923
NXP Semiconductors NV (a)	10,892	1,606,679
SS&C Technologies Holdings, Inc.	74,261	3,545,963
		15,017,383
Materials - 5.4%
Ashland, Inc.	55,558	5,276,343
Freeport-McMoRan, Inc.	169,906	4,643,531
		9,919,874
Real Estate - 9.1%
CubeSmart	157,037	6,290,902
Douglas Emmett, Inc.	49,814	893,165
Jones Lang LaSalle, Inc. (b)	9,052	1,367,486
Rayonier, Inc.	76,949	2,306,161
Ryman Hospitality Properties, Inc.	35,754	2,631,137

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 98.9% (Continued)	Shares	Fair Value
Real Estate - 9.1% (Continued)
UDR, Inc.	23,242	$969,424
Weyerhaeuser Co.	77,621	2,216,856
		16,675,131
Utilities - 4.4%
South Jersey Industries, Inc.	114,379	3,822,546
UGI Corp.	128,180	4,144,059
		7,966,605

Total Common Stocks (Cost $139,468,710)		$180,683,709

Registered Investment Companies - 10.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 2.94% (c)	1,505,810	$1,505,810
State Street Navigator Securities Lending Portfolio I, 3.13% (c)(d)	17,494,625	17,494,625
Total Registered Investment Companies (Cost $19,000,435)		$19,000,435

Total Investment Securities - 109.3% (Cost $158,469,145)		$199,684,144

Liabilities in Excess of Other Assets - (9.3)%		(17,052,442)

Net Assets - 100.0%		$182,631,702

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $17,275,617.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $387,278.

NV -	Naamloze Vennootschap
plc -	Public Limited Company

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 97.1%	Shares	Fair Value
Communication Services - 6.9%
Alphabet, Inc., Class A (a)	2,500,406	$239,163,834
Comcast Corp., Class A	2,516,657	73,813,550
Take-Two Interactive Software, Inc. (a)	767,021	83,605,289
Verizon Communications, Inc.	2,371,463	90,044,450
Walt Disney Co. (The) (a)	1,343,359	126,719,054
		613,346,177
Consumer Discretionary - 12.9%
Amazon.com, Inc. (a)	1,765,051	199,450,763
Booking Holdings, Inc. (a)	73,723	121,142,371
BorgWarner, Inc.	3,127,753	98,211,444
General Motors Co. (b)	6,291,992	201,910,023
Home Depot, Inc. (The)	638,222	176,110,979
NVR, Inc. (a)	56,941	227,028,322
VF Corp. (b)	3,740,904	111,890,439
		1,135,744,341
Consumer Staples - 3.2%
PepsiCo, Inc.	1,714,196	279,859,639

Energy - 4.2%
ConocoPhillips	3,629,709	371,464,419

Financials - 22.7%
American International Group, Inc.	8,225,256	390,535,155
Bank of America Corp.	8,701,385	262,781,827
Berkshire Hathaway, Inc., Class B (a)	696,497	185,978,629
Hartford Financial Services Group, Inc. (The)	1,626,192	100,726,332
KKR & Co., Inc.	5,389,160	231,733,880
Marsh & McLennan Cos., Inc.	1,169,885	174,652,132
Nasdaq, Inc.	2,705,330	153,338,104
SVB Financial Group (a)	380,578	127,790,481
Truist Financial Corp.	5,579,520	242,932,301
Wells Fargo & Co.	3,358,280	135,070,022
		2,005,538,863
Health Care - 15.8%
Abbott Laboratories	3,096,419	299,609,502

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Health Care - 15.8% (Continued)
AbbVie, Inc.	840,839	$112,849,002
Becton, Dickinson and Co.	713,759	159,046,918
HCA Healthcare, Inc.	843,186	154,969,155
Humana, Inc.	409,909	198,883,748
Medtronic plc	1,902,305	153,611,129
Pfizer, Inc.	4,208,678	184,171,749
Stryker Corp.	672,739	136,256,557
		1,399,397,760
Industrials - 12.9%
Carrier Global Corp.	2,736,789	97,320,217
Caterpillar, Inc.	1,079,420	177,111,234
Deere & Co.	398,076	132,913,596
Honeywell International, Inc.	665,208	111,069,780
L3Harris Technologies, Inc.	587,358	122,070,613
Parker-Hannifin Corp.	736,730	178,517,046
Union Pacific Corp.	918,338	178,910,609
Waste Management, Inc.	865,800	138,709,818
		1,136,622,913
Information Technology - 9.0%
Fidelity National Information Services, Inc.	1,004,027	75,874,320
Microsoft Corp.	839,952	195,624,821
SS&C Technologies Holdings, Inc.	3,053,706	145,814,461
Texas Instruments, Inc.	1,573,645	243,568,773
Visa, Inc., Class A (b)	739,747	131,416,054
		792,298,429
Materials - 5.7%
Freeport-McMoRan, Inc.	6,491,384	177,409,525
Linde plc	495,412	133,558,121
Martin Marietta Materials, Inc.	322,975	104,027,018
Sherwin-Williams Co. (The)	455,206	93,203,428
		508,198,092
Real Estate - 2.4%
SBA Communications Corp., Class A	323,385	92,051,540
Weyerhaeuser Co.	4,105,896	117,264,390
		209,315,930

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Utilities - 1.4%
Dominion Energy, Inc.	1,758,243	$121,512,174

Total Common Stocks (Cost $8,017,169,679)		$8,573,298,737

Registered Investment Companies - 1.7%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 2.94% (c)	103,504,540	$103,504,540
State Street Navigator Securities Lending Portfolio I, 3.13% (c)(d)	49,899,947	49,899,947
Total Registered Investment Companies (Cost $153,404,487)		$153,404,487

Total Investment Securities - 98.8% (Cost $8,170,574,166)		$8,726,703,224

Other Assets in Excess of Liabilities - 1.2%		102,027,087

Net Assets - 100.0%		$8,828,730,311

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $131,130,618.
(c)	The rate shown is the 7-day effective yield as of September 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $85,749,143.

plc -	Public Limited Company

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 97.1%	Shares	Fair Value
Communication Services - 5.0%
Alphabet, Inc., Class A (a)	10,477	$1,002,125

Consumer Discretionary - 17.4%
Amazon.com, Inc. (a)	7,523	850,099
General Motors Co.	26,363	845,989
Home Depot, Inc. (The)	3,002	828,372
NVR, Inc. (a)	245	976,835
		3,501,295
Consumer Staples - 5.7%
PepsiCo, Inc.	7,023	1,146,575

Energy - 7.7%
ConocoPhillips	15,068	1,542,059

Financials - 22.3%
American International Group, Inc.	35,349	1,678,370
Bank of America Corp.	30,112	909,382
KKR & Co., Inc.	20,205	868,815
Truist Financial Corp. (b)	23,490	1,022,755
		4,479,322
Health Care - 14.7%
Abbott Laboratories	12,781	1,236,689
Humana, Inc. (b)	1,793	869,946
Pfizer, Inc.	19,340	846,318
		2,952,953
Industrials - 11.1%
Caterpillar, Inc. (b)	4,685	768,715
Parker-Hannifin Corp. (b)	3,001	727,172
Union Pacific Corp.	3,796	739,537
		2,235,424
Information Technology - 9.3%
Microsoft Corp.	3,701	861,963
Texas Instruments, Inc.	6,426	994,616
		1,856,579

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Materials - 3.9%
Freeport-McMoRan, Inc.	28,530	$779,725

Total Common Stocks (Cost $21,563,182)		$19,496,057

Registered Investment Companies - 16.1%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 2.94% (c)	572,991	$572,991
State Street Navigator Securities Lending Portfolio I, 3.13% (c)(d)	2,666,087	2,666,087
Total Registered Investment Companies (Cost $3,239,078)		$3,239,078

Total Investment Securities - 113.2% (Cost $24,802,260)		$22,735,135

Liabilities in Excess of Other Assets - (13.2)%		(2,644,925)

Net Assets - 100.0%		$20,090,210

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $2,581,304.
(c)	The rate shown is the 7-day effective yield as of September 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

Diamond Hill All Cap Select Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 98.3%	Shares	Fair Value
Communication Services - 7.8%
Alphabet, Inc., Class A (a)	211,114	$20,193,054
Take-Two Interactive Software, Inc. (a)(b)	67,191	7,323,819
		27,516,873
Consumer Discretionary - 15.1%
Amazon.com, Inc. (a)	194,295	21,955,335
General Motors Co. (b)	275,835	8,851,545
Red Rock Resorts, Inc., Class A	659,042	22,578,779
		53,385,659
Consumer Staples – 6.9%
BellRing Brands, Inc. (a)	201,745	4,157,964
Lancaster Colony Corp.	62,682	9,419,851
SunOpta, Inc. (a)(b)	1,206,852	10,982,353
		24,560,168
Financials - 27.5%
American International Group, Inc. (b)	413,814	19,647,889
Berkshire Hathaway, Inc., Class B (a)	20,237	5,403,684
Cadence Bank	208,368	5,294,631
KKR & Co., Inc. (b)	344,210	14,801,030
Live Oak Bancshares, Inc.	252,487	7,726,102
Mr. Cooper Group, Inc. (a)	713,630	28,902,015
SVB Financial Group (a)	25,725	8,637,940
Webster Financial Corp.	149,903	6,775,616
		97,188,907
Health Care - 3.8%
Enovis Corp. (a)	191,893	8,840,511
Humana, Inc. (b)	9,231	4,478,789
		13,319,300
Industrials - 21.2%
Cimpress plc (a)(b)	541,221	13,249,090
Energy Recovery, Inc. (a)	415,903	9,041,731
ESAB Corp.	317,141	10,579,824
Kirby Corp. (a)	120,077	7,297,079
Wabtec Corp. (b)	86,540	7,040,029
WESCO International, Inc. (a)	231,706	27,661,062
		74,868,815

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 98.3% (Continued)	Shares	Fair Value
Information Technology - 9.6%
Microsoft Corp.	38,402	$8,943,826
Rimini Street, Inc. (a)	1,369,040	6,379,726
SS&C Technologies Holdings, Inc.	151,759	7,246,492
Texas Instruments, Inc.	73,275	11,341,505
		33,911,549
Materials - 6.4%
Ashland, Inc.	107,131	10,174,231
Freeport-McMoRan, Inc.	453,569	12,396,041
		22,570,272

Total Common Stocks (Cost $329,258,335)		$347,321,543

Registered Investment Companies - 7.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 2.94% (c)	7,559,560	$7,559,560
State Street Navigator Securities Lending Portfolio I, 3.13% (c)(d)	20,155,357	20,155,357
Total Registered Investment Companies (Cost $27,714,917)		$27,714,917

Total Investment Securities - 106.1% (Cost $356,973,252)		$375,036,460

Liabilities in Excess of Other Assets - (6.1)%		(21,705,583)

Net Assets - 100.0%		$353,330,877

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $21,233,558.
(c)	The rate shown is the 7-day effective yield as of September 30, 2022.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,952,028.

plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 85.4%	Shares	Fair Value
Communication Services - 10.0%
Alphabet, Inc., Class A (a)(b)	644,800	$61,675,120
Comcast Corp., Class A (a)	747,074	21,911,680
Meta Platforms, Inc., Class A (b)	258,859	35,121,989
Verizon Communications, Inc. (a)	550,230	20,892,233
Walt Disney Co. (The) (a)(b)	392,194	36,995,660
		176,596,682
Consumer Discretionary - 5.4%
Booking Holdings, Inc. (b)	14,855	24,409,884
BorgWarner, Inc. (a)	543,693	17,071,960
Hanesbrands, Inc. (a)	1,128,610	7,855,126
TJX Cos., Inc. (The) (a)(c)	403,546	25,068,277
Wolverine World Wide, Inc. (a)	1,359,405	20,921,243
		95,326,490
Consumer Staples - 3.4%
Archer-Daniels-Midland Co. (a)(c)	243,566	19,594,885
Constellation Brands, Inc., Class A (c)	105,094	24,137,990
Mondelez International, Inc., Class A (a)(c)	304,030	16,669,965
		60,402,840
Energy - 3.4%
Chevron Corp. (a)	213,324	30,648,259
Coterra Energy, Inc. (a)	1,151,703	30,082,482
		60,730,741
Financials - 21.2%
American International Group, Inc.	1,204,665	57,197,494
Bank of America Corp. (c)	756,655	22,850,981
Bank OZK (a)(c)	380,525	15,053,569
Berkshire Hathaway, Inc., Class B (a)(b)	137,559	36,731,004
Citigroup, Inc. (a)(c)	922,731	38,450,201
First Republic Bank (a)(c)	189,425	24,729,434
Hartford Financial Services Group, Inc. (The) (a)	377,376	23,374,669
KKR & Co., Inc. (a)	1,092,158	46,962,794
Morgan Stanley	202,252	15,979,930
SVB Financial Group (a)(b)(c)	85,370	28,665,539
Truist Financial Corp. (a)(c)	875,205	38,106,426

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 85.4% (Continued)	Shares	Fair Value
Financials - 21.2% (Continued)
Wells Fargo & Co. (c)	712,003	$28,636,761
		376,738,802
Health Care - 15.1%
Abbott Laboratories (a)	269,012	26,029,601
AbbVie, Inc.	58,156	7,805,117
Becton, Dickinson and Co. (a)	106,802	23,798,690
CVS Health Corp. (a)	312,539	29,806,844
Enovis Corp. (b)	530,705	24,449,579
HCA Healthcare, Inc.	157,071	28,868,079
Humana, Inc.	96,690	46,913,021
Medtronic plc	395,599	31,944,619
Perrigo Co. plc	769,744	27,449,071
Pfizer, Inc. (a)	479,375	20,977,450
		268,042,071
Industrials - 9.1%
Alaska Air Group, Inc. (b)	339,363	13,286,061
ESAB Corp.	675,735	22,542,520
Johnson Controls International plc	469,215	23,094,762
Kirby Corp. (a)(b)	422,158	25,654,542
L3Harris Technologies, Inc. (a)	106,660	22,167,148
Parker-Hannifin Corp. (a)	119,766	29,020,499
Sensata Technologies Holding plc	697,563	26,005,149
		161,770,681
Information Technology - 15.0%
Ciena Corp. (a)(b)(c)	617,090	24,948,949
Cognizant Technology Solutions Corp., Class A (a)	616,835	35,431,002
Fidelity National Information Services, Inc.	584,581	44,176,786
Microsoft Corp.	206,017	47,981,359
SS&C Technologies Holdings, Inc. (a)	747,784	35,706,686
Texas Instruments, Inc. (a)	159,916	24,751,798
Visa, Inc., Class A	146,592	26,042,069
WNS Holdings Ltd. - ADR (a)(b)	334,426	27,369,424
		266,408,073
Materials - 2.0%
Ashland, Inc. (a)	154,689	14,690,814

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 85.4% (Continued)	Shares	Fair Value
Materials - 2.0% (Continued)
Freeport-McMoRan, Inc. (a)	786,224	$21,487,502
		36,178,316
Utilities - 0.8%
Dominion Energy, Inc. (a)(c)	209,775	14,497,550

Total Common Stocks (Cost $1,212,242,797)		$1,516,692,246

Treasury - 6.6%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	2.000%	06/30/24	$40,000,000	$38,462,500
U.S. Treasury Notes	3.000%	06/30/24	40,000,000	39,128,125
U.S. Treasury Notes	3.000%	07/31/24	40,000,000	39,109,375
Total Treasury (Cost $117,241,745)				$116,700,000

Registered Investment Companies - 24.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 2.94% (d)	143,338,605	$143,338,605
State Street Navigator Securities Lending Portfolio I, 3.13% (d)(e)	287,317,577	287,317,577
Total Registered Investment Companies (Cost $430,656,182)		$430,656,182

Total Investment Securities - 116.2% (Cost $1,760,140,724)		$2,064,048,428

Segregated Cash With Custodian - 28.9%		513,813,869

Investments Sold Short - (27.8)% (Proceeds $566,313,999)		(493,710,386)

Liabilities in Excess of Other Assets - (17.3)%		(307,595,738)

Net Assets - 100.0%		$1,776,556,173

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $277,102,739.
(b)	Non-income producing security.

(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of September 30, 2022.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2022 (Unaudited)

Common Stocks - 27.8%	Shares	Fair Value
Communication Services - 0.2%
Cogent Communications Holdings, Inc.	75,895	$3,958,683

Consumer Discretionary - 4.9%
Best Buy Co., Inc.	136,166	8,624,754
Dick's Sporting Goods, Inc.	171,816	17,978,826
Etsy, Inc.	83,905	8,401,408
GameStop Corp., Class A	397,995	10,001,614
Grand Canyon Education, Inc.	246,547	20,278,491
Macy's, Inc.	162,520	2,546,688
Sleep Number Corp.	84,088	2,843,015
Tesla, Inc.	39,657	10,519,019
Whirlpool Corp.	44,855	6,046,903
		87,240,718
Consumer Staples - 4.2%
Brown-Forman Corp., Class B	426,020	28,360,151
Clorox Co. (The)	65,430	8,400,558
J.M. Smucker Co. (The)	89,510	12,299,569
WD-40 Co.	148,637	26,121,466
		75,181,744
Energy - 0.2%
RPC, Inc.	557,458	3,863,184

Financials - 4.2%
Bank of Hawaii Corp.	115,590	8,798,711
Blackstone Mortgage Trust, Inc., Class A	169,760	3,962,198
Commerce Bancshares, Inc.	430,284	28,467,589
First Financial Bankshares, Inc.	391,768	16,387,655
Palomar Holdings, Inc.	145,653	12,194,069
Westamerica BanCorp.	95,760	5,007,290
		74,817,512
Health Care - 2.1%
AMN Healthcare Services, Inc.	50,185	5,317,603
CONMED Corp.	70,420	5,645,571
Penumbra, Inc.	80,115	15,189,804

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 27.8% (continued)	Shares	Fair Value
Health Care - 2.1% (continued)
Waters Corp.	38,110	$10,271,788
		36,424,766
Industrials - 4.2%
Avis Budget Group, Inc.	49,455	7,342,089
CBIZ, Inc.	124,435	5,323,329
Cintas Corp.	29,959	11,629,784
Robert Half International, Inc.	197,708	15,124,662
United Parcel Service, Inc., Class B	145,420	23,491,147
W.W. Grainger, Inc.	22,035	10,779,302
		73,690,313
Information Technology - 4.5%
Asana, Inc., Class A	319,350	7,099,151
Badger Meter, Inc.	228,796	21,138,463
Blackbaud, Inc.	21,117	930,415
Cisco Systems, Inc.	310,280	12,411,200
Consensus Cloud Solutions, Inc.	87,843	4,154,974
F5, Inc.	34,682	5,019,526
NetScout Systems, Inc.	523,870	16,407,608
Oracle Corp.	28,325	1,729,808
Teradata Corp.	367,290	11,408,027
		80,299,172
Materials - 0.6%
Silgan Holdings, Inc.	247,485	10,404,269

Real Estate - 0.2%
Boston Properties, Inc.	41,045	3,077,144

Utilities - 2.5%
Consolidated Edison, Inc.	157,715	13,525,638
Ormat Technologies, Inc.	362,265	31,227,243
		44,752,881

Total Investments Sold Short - 27.8% (Proceeds $566,313,999)		$493,710,386

Percentages disclosed are based on total net assets of the Fund at September 30, 2022.

Diamond Hill International Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Common Stocks - 96.1%	Shares	Fair Value
Brazil - 2.6%
Ambev SA	114,530	$330,250
Hypera SA	99,676	822,331
		1,152,581
Canada - 3.7%
Fairfax Financial Holdings Ltd. (a)	3,610	1,648,986

China - 5.0%
Alibaba Group Holding Ltd. (b)	80,200	800,341
Fu Shou Yuan International Group Ltd.	860,000	473,105
Tencent Holdings Ltd.	28,300	955,867
		2,229,313
France - 4.0%
LVMH Moet Hennessy Louis Vuitton SE	354	208,680
Safran SA	9,558	869,557
Ubisoft Entertainment SA (b)	25,840	710,048
		1,788,285
Germany - 3.6%
Fuchs Petrolub SE	40,053	882,490
SAP SE	9,076	739,546
		1,622,036
India - 2.7%
HDFC Bank Ltd. - ADR (a)	20,988	1,226,119

Israel - 3.7%
Check Point Software Technologies Ltd. (b)	14,876	1,666,410

Italy - 1.5%
doValue SpA	124,556	656,176

Japan - 7.5%
Astellas Pharma, Inc.	87,400	1,157,814
Hakuhodo DY Holdings, Inc.	59,800	421,034
Nintendo Co. Ltd. - ADR	27,376	1,395,355
Shionogi & Co. Ltd.	8,100	391,183
		3,365,386

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Mexico - 2.6%
Fomento Economico Mexicano SAB de CV	185,612	$1,164,263

Netherlands - 3.8%
Exor NV	18,576	1,191,922
Universal Music Group NV (a)	27,153	508,505
		1,700,427
Nigeria - 0.8%
IHS Holding Ltd. (b)	65,754	366,907

Peru - 1.3%
Credicorp Ltd.	4,676	574,213

Poland - 2.0%
Dino Polska SA (b)	14,841	898,897

South Korea - 3.1%
Samsung Electronics Co. Ltd.	38,077	1,387,308

Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	105,579	473,544

Sweden - 2.3%
Assa Abloy AB, Class B	55,196	1,034,018

Switzerland - 12.1%
Compagnie Financiere Richemont SA, Class A	6,735	635,760
Nestlé SA	7,745	837,687
Novartis AG - ADR (a)	21,476	1,632,391
Roche Holdings AG	3,565	1,160,536
Swatch Group AG (The)	5,047	1,133,560
		5,399,934
Taiwan Province of China - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,422	234,612

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
United Kingdom - 23.4%
Ashmore Group plc (a)	511,602	$1,117,298
Beazley plc	122,238	762,092
BT Group plc	734,762	987,881
Bunzl plc	27,061	826,911
Compass Group plc	50,031	996,379
Diageo plc	28,311	1,191,878
GSK plc	48,617	702,260
Haleon plc (b)	60,772	189,512
Howden Joinery Group plc	115,088	643,034
Smith & Nephew plc	49,623	572,868
Tesco plc	379,475	871,045
Unilever plc	36,727	1,616,360
		10,477,518
United States - 8.8%
Aurinia Pharmaceuticals, Inc. (b)	28,574	214,876
Energy Recovery, Inc. (a)(b)	34,320	746,117
Freeport-McMoRan, Inc.	33,355	911,592
Spotify Technology SA (a)(b)	12,599	1,087,294
Walt Disney Co. (The) (b)	10,171	959,430
		3,919,309

Total Common Stocks (Cost $55,730,305)		$42,986,242

Warrants - 0.0% (c)	Shares	Fair Value
Switzerland - 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0)	8,320	$3,710

Registered Investment Companies - 16.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 2.94% (d)	1,948,308	$1,948,308

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Registered Investment Companies - 16.8% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 3.13% (d)(e)	5,560,487	$5,560,487
Total Registered Investment Companies (Cost $7,508,795)		$7,508,795

Total Investment Securities - 112.9% (Cost $63,239,100)		$50,498,747

Liabilities in Excess of Other Assets - (12.9)%		(5,760,195)

Net Assets - 100.0%		$44,738,552

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $5,843,214.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2022.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $473,491.

AB -	Aktiebolag
ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea
SpA -	Societa per Azioni

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Corporate Credit - 6.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 3.6%
Bank of America Corp. (a)	1.486%	05/19/24	$4,514,000	$4,402,896
Bank of Nova Scotia (a)	0.400%	09/15/23	2,200,000	2,106,160
Capital One Financial Corp. (b)	1.343%	12/06/24	1,700,000	1,614,984
Capital One Financial Corp.	4.250%	04/30/25	1,417,000	1,377,013
Citigroup, Inc. (1* SOFR + 53) (b)	1.281%	11/03/25	2,750,000	2,512,094
Discover Financial Services	3.750%	03/04/25	2,750,000	2,628,413
Eaton Vance Corp.	3.625%	06/15/23	5,000,000	4,967,220
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,038,171
Goldman Sachs Group, Inc.	1.217%	12/06/23	1,000,000	958,767
Goldman Sachs Group, Inc. (a)	3.000%	03/15/24	1,000,000	971,676
Goldman Sachs Group, Inc. (a)	0.925%	10/21/24	3,000,000	2,847,452
JPMorgan Chase & Co. (1* SOFR + 60) (b)	0.653%	09/16/24	350,000	333,798
JPMorgan Chase & Co. (a)	0.768%	08/09/25	3,000,000	2,750,215
JPMorgan Chase & Co.	1.561%	12/10/25	2,000,000	1,833,964
JPMorgan Chase & Co.	2.595%	02/24/26	1,700,000	1,581,473
JPMorgan Chase & Co.	1.470%	09/22/27	1,600,000	1,352,969
Morgan Stanley (a)	0.791%	01/22/25	3,800,000	3,559,679
Royal Bank of Canada (a)	0.750%	10/07/24	2,000,000	1,836,068
Royal Bank of Canada (a)	3.375%	04/14/25	900,000	866,016
Toronto-Dominion Bank (The) (1* SOFR + 48) (b)	3.460%	01/27/23	375,000	374,921
Toronto-Dominion Bank (The) (a)	0.700%	09/10/24	900,000	828,917
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	461,313
Truist Financial Corp.	2.686%	06/09/25	800,000	783,639
Wells Fargo & Co., Class MTN (1* SOFR + 160) (a)(b)	1.654%	06/02/24	1,000,000	976,513
Wells Fargo & Co. (1* SOFR + 200) (a)(b)	2.188%	04/30/26	1,675,000	1,529,731
				44,494,062
Communications - 0.0% (c)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	444,435

Consumer Cyclical - 0.5%
Daimler Finance, LLC (a)(d)	1.750%	03/10/23	1,900,000	1,875,486
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,180,022
Honda Motor Co. (a)	2.271%	03/10/25	900,000	847,075

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 6.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 0.5% (Continued)
Toyota Motor Corp. (a)	0.625%	09/13/24	$900,000	$832,383
				6,734,966
Consumer Non-Cyclical - 0.6%
AbbVie, Inc.	2.900%	11/06/22	2,800,000	2,795,072
Baxter International, Inc.	0.868%	12/01/23	1,800,000	1,719,747
Kroger Co. (The)	4.000%	02/01/24	2,800,000	2,765,200
Mondelez International, Inc. (a)(d)	0.750%	09/24/24	300,000	275,054
				7,555,073
Electric - 0.3%
DTE Energy Co.	1.050%	06/01/25	500,000	447,529
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,588,035
				3,035,564
Energy - 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	999,617
Energy Transfer Operating LP	4.500%	04/15/24	925,000	910,429
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	691,125
				2,601,171
Insurance - 1.0%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,352,351
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	2,807,009
Met Life Global Funding I (d)	1.950%	01/13/23	780,000	774,758
Met Life Global Funding I (d)	0.700%	09/27/24	1,200,000	1,101,879
New York Life Global Funding (d)	0.900%	10/29/24	800,000	739,971
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,162,335
Protective Life Global Funding (a)(d)	0.473%	01/12/24	2,945,000	2,773,389
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,571,842
				12,283,534
Technology - 0.0% (c)
Dell Technologies, Inc. (a)	4.900%	10/01/26	300,000	288,999

Transportation - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	08/15/27	421,612	398,021
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,484,000	1,290,414

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 6.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.2% (Continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$982,335	$947,493
				2,635,928

Total Corporate Credit (Cost $84,938,538)				$80,073,732

Securitized - 87.4%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 6.5%
BXG Receivables Note Trust, Series 2018-A, Class C (d)	4.440%	02/02/34	$726,148	$690,777
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,020,326
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	302,700	294,002
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	943,963	859,715
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	887,325	809,453
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(d)	4.450%	01/25/26	8,350,000	7,172,060
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(d)	3.620%	07/25/26	9,000,000	7,128,846
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/26/26	11,500,000	9,278,666
Freedom Mortgage Corp., Series 2022-GT2, Class A (d)	7.900%	07/25/27	4,500,000	4,174,789
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	31,326	30,715
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,609,639	1,398,651
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,121,729	901,921
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	378,290	361,963
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	1,052,361	963,553

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 6.5% (Continued)
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	$489,470	$452,679
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	2,789,981	2,588,666
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	2,677,845	2,196,421
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,025,094	1,610,768
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	435,497	402,713
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,604,605	1,383,164
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,283,684	1,128,135
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	727,770	641,926
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	06/22/41	1,582,728	1,381,371
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (d)	3.474%	11/25/26	10,482,298	9,188,051
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (b)(d)	5.934%	02/25/23	7,000,000	6,948,767
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (b)(d)	5.734%	08/25/23	9,400,000	9,210,123
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	1,069,243	959,260
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	412,034	379,218
Sierra Receivables Funding, Series 2022-2A, Class D (d)	9.220%	06/20/40	1,331,295	1,291,804
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (d)	2.370%	11/15/52	466,667	464,394
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,472,579
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	1,282,598	1,271,234
				81,056,710

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.1%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (b)	3.268%	05/15/35	$287,962	$285,960
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (b)	3.218%	03/15/36	272,090	269,891
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (b)	3.918%	11/15/37	472,797	470,647
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (b)	3.268%	01/15/41	71,442	71,394
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (b)	3.320%	07/15/41	214,726	213,214
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (b)	3.218%	07/15/43	101,296	100,708
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	659,171
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (b)	3.734%	07/25/36	558,988	564,450
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (b)	3.464%	11/25/36	232,011	229,392
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (b)	3.584%	12/25/40	222,336	221,126
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (b)	3.634%	09/25/41	368,802	367,454
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	5,142,257	4,746,692
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (b)	3.484%	02/25/42	161,583	159,758
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (b)	3.604%	04/25/42	116,363	115,540
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,552,553	2,420,061
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	1,326,534	1,307,409
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 52) (b)	2.872%	10/20/62	525,509	521,049
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (b)	2.887%	10/20/62	588,553	584,086
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (b)	2.572%	05/20/66	81,212	79,538

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.1% (Continued)
GNMA, Series 2017-H11, Class FP (1* 1MO LIBOR + 22) (b)	2.577%	04/20/67	$49,272	$49,146
				13,436,686
Agency MBS CMO Derivatives - 0.1%
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (b)	3.780%	05/15/36	486,399	59,297
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	1,731,964	108,840
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	186,982	167,773
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	490,483	95,996
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (b)	3.466%	05/25/40	276,717	28,100
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	398,944	50,586
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	876,402	126,866
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	1,363,408	57,431
GNMA, Series 2013-H13, Class T1 (IO) (b)	0.464%	05/20/63	22,127,290	123,056
GNMA, Series 2016-H20, Class GI (IO) (b)	1.231%	08/20/66	17,635,117	88,828
GNMA, Series 2017-H11, Class PI (IO) (b)	2.675%	04/20/67	266,466	366
GNMA, Series 2018-H08, Class NI (IO) (b)	1.743%	05/20/68	11,497,453	112,980
GNMA, Series 2019-H04, Class IO (IO) (b)	1.534%	03/20/69	18,210,483	439,268
				1,459,387
Agency MBS Passthrough - 0.0% (c)
FHLMC, Pool #FG G60257	5.500%	06/01/41	403,255	417,013

Auto Loan - 6.8%
ACC Auto Trust, Series 2021-A, Class A (d)	1.080%	04/15/27	750,501	738,268
ACC Trust, Series 2021-1, Class B (d)	1.430%	07/22/24	3,020,562	3,001,670
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	6,708,574
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,667,964
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	4,303,018	4,147,622
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,046,577

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.8% (Continued)
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	$500,000	$483,542
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,125,607
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,362,169
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	476,596	468,509
Chase Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	1,725,562	1,637,264
Chase Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	1,437,969	1,371,343
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,337,133
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	80,619	80,639
Credito RL USA, Series 2021-1, Class A (d)	1.350%	02/16/27	2,520,506	2,453,360
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	14,457	14,445
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	4,500,000	4,451,489
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	1,363,949	1,304,619
First Help Financial, LLC, Series 2021-2A, Class A (d)	0.830%	12/15/26	4,382,193	4,162,064
First Help Financial, LLC, Series 2021-2A, Class B (d)	1.630%	09/15/27	6,500,000	5,812,041
Hertz Vehicle Finance, LLC, Series 2022-1A, Class D (d)	4.850%	06/25/26	7,000,000	6,101,943
Hertz Vehicle Finance, LLC, Series 2021-2, Class D (d)	4.340%	12/25/27	5,000,000	4,000,449
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	1,036,827	998,168
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,025,973
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	2,000,000	1,880,546

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.8% (Continued)
Tesla Auto Lease Trust, Series 2021-B, Class D (d)	1.320%	09/22/25	$9,500,000	$8,675,776
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	488,487	487,302
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	4,500,000	4,281,491
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,667,812
				84,494,359
CRE/CLO - 9.8%
A10 Securitization, Series 2021-D, Class D (d)(e)	4.409%	10/01/38	7,546,818	6,712,593
A10 Securitization, Series 2021-D, Class E (d)(e)	4.937%	10/01/38	3,575,985	3,132,777
A10 Securitization, Series 2020-C, Class A (d)(e)	2.033%	08/15/40	59,751	59,072
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	2,100,000	1,981,192
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,599,666
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,791,537
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	946,991
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (b)(d)	5.593%	12/15/37	6,000,000	5,786,628
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (b)(d)	6.093%	12/15/37	2,000,000	1,913,736
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (b)(d)	5.285%	01/15/37	4,750,000	4,467,323
AREIT CRE Trust, Series 2022-CRE6, Class A (1* SOFR30A + 125) (b)(d)	3.258%	01/16/37	3,263,889	3,122,820
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (b)(d)	6.141%	08/17/32	1,374,049	1,363,209
BDS Ltd., Series 2021-FL8, Class D (1* 1MO LIBOR + 300) (b)(d)	4.893%	01/18/36	2,750,000	2,547,537
BDS Ltd., Series 2021-FL8, Class E (1* 1MO LIBOR + 225) (b)(d)	5.243%	01/18/36	1,750,000	1,636,708
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (b)(d)	4.360%	02/16/37	4,725,000	4,425,785

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.8% (Continued)
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (b)(d)	4.461%	02/16/37	$3,500,000	$3,249,739
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (b)(d)	4.641%	05/17/38	8,250,000	7,673,803
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* 1MO LIBOR + 250) (b)(d)	4.891%	05/15/36	7,200,000	7,071,739
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (b)(d)	3.810%	07/15/36	1,249,214	1,226,039
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (b)(d)	4.160%	07/15/36	1,000,000	972,296
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (1* 1MO LIBOR + 145) (b)(d)	3.827%	10/16/36	6,750,000	6,480,054
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class C (1* 1MO LIBOR + 205) (b)(d)	5.043%	10/16/36	2,000,000	1,876,496
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (1* SOFR30A + 195) (b)(d)	4.234%	02/19/37	3,500,000	3,327,723
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class C (1* TSFR1M + 448) (b)(d)	6.768%	09/07/37	3,250,000	3,237,995
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(d)	8.014%	09/17/37	1,250,000	1,252,812
PFP Ltd., Series 2021-8, Class A (1* 1MO LIBOR + 100) (b)(d)	3.387%	08/16/37	1,707,760	1,622,784
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (b)(d)	4.787%	04/14/38	1,749,913	1,671,721
PFP Ltd., Series 2021-7, Class A (1* 1MO LIBOR + 85) (b)(d)	3.668%	04/16/38	1,539,701	1,497,407
PFP Ltd., Series 2021-7, Class A-S (1* 1MO LIBOR + 115) (b)(d)	3.968%	04/16/38	2,999,850	2,871,688

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.8% (Continued)
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1* 1MO LIBOR + 385) (b)(d)	6.294%	02/25/35	$4,000,000	$3,948,770
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1* 1MO LIBOR + 475) (b)(d)	7.194%	02/25/35	4,000,000	3,951,670
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (1* 1MO LIBOR + 190) (b)(d)	4.984%	07/25/36	1,800,000	1,702,714
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (1* 1MO LIBOR + 240) (b)(d)	5.483%	07/25/36	7,545,000	7,138,392
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (1* 1MO LIBOR + 290) (b)(d)	5.984%	07/25/36	4,500,000	4,245,206
ReadyCap Commercial Mortgage Trust, Series 2021-FL7, Class A (1* 1MO LIBOR + 120) (b)(d)	4.284%	11/25/36	2,194,976	2,129,480
ReadyCap Commercial Mortgage Trust, Series 2021-FL7, Class D (1* 1MO LIBOR + 295) (b)(d)	6.034%	11/25/36	3,450,000	3,299,808
Rialto Real Estate Fund LP, Series 2022-FL8, Class B (1* TSFR1M + 325) (b)(d)	5.546%	01/19/27	4,250,000	4,147,983
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* 1MO LIBOR + 108) (b)(d)	3.898%	09/15/36	1,272,180	1,241,445
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* 1MO LIBOR + 215) (b)(d)	4.968%	09/15/36	3,800,000	3,651,979
				121,977,317
Credit Cards - 9.2%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	5,000,000	4,842,459
Continental Credit Card, LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	5,891,493	5,818,374

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 9.2% (Continued)
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	$7,450,000	$7,257,996
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,886,026
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,317,675
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,179,096
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,105,806
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	6,232,362
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	14,619,848
Continental Credit Card, LLC, Series 2022-A, Class C (d)	9.330%	10/15/30	4,100,000	4,019,387
Continental Credit Card, LLC, Series 2022-A, Class D (d)	12.420%	10/15/30	5,000,000	4,912,344
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/26	9,500,000	9,454,954
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	239,379	238,952
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,579,697
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (d)	2.240%	09/22/25	2,500,000	2,394,929
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (d)	2.990%	09/22/25	1,000,000	908,780
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,102,194
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,295,355
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,483,056

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 9.2% (Continued)
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B (d)	2.330%	03/20/26	$12,200,000	$11,398,545
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D (d)	6.260%	03/20/26	4,000,000	3,606,996
Meridian Contrarian Fund, Series 2022-2A, Class C (d)	10.830%	03/20/27	8,000,000	7,707,399
				115,362,230
Equipment - 1.7%
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	820,333	732,936
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	1,465,307	1,385,245
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,164,539	988,465
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	1,963,123	1,789,820
Encina Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,277,724
Octana Receivables Trust, Series 2022-2A, Class D (d)	7.700%	09/20/30	3,000,000	2,825,783
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	4,750,000	4,504,557
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	1,800,000	1,609,423
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)(e)	5.926%	03/15/28	7,433,479	6,239,428
				21,353,381
HECM - 4.6%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,017,856	764,976
Brean ABS Trust, Series 2021-RM2, Class A (d)	1.750%	10/25/61	8,798,576	7,646,743
Brean ABS Trust, Series 2022-RM3, Class A (d)	1.750%	02/25/62	1,448,797	1,251,270
Brean ABS Trust, Series 2022-RM4, Class M1 (d)(e)	3.000%	07/25/62	1,399,683	936,749

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.6% (Continued)
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (d)	3.750%	04/25/25	$3,625,041	$3,516,290
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (d)	3.750%	04/25/25	3,000,000	2,558,700
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,716,849
Finance of America HECM Buyout, Series 2022-HB1, Class M3 (b)(d)	5.084%	11/25/25	1,600,000	1,482,302
Finance of America HECM Buyout, Series 2022-HB1, Class M5 (d)	7.870%	11/25/26	8,000,000	7,325,691
Finance of America HECM Buyout, Series 2022-HB2, Class M3 (d)	6.000%	09/25/27	6,500,000	6,082,110
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	3,000,000	2,663,087
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	5,000,000	4,448,997
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)	3.630%	10/25/50	1,000,000	898,376
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	7,812,206	6,613,086
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)(e)	2.125%	09/25/61	2,553,194	1,679,271
RMF Proprietary Issuance Trust, Series 2022-1, Class A (d)	3.000%	01/25/62	984,550	875,052
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)(d)	3.750%	06/25/62	2,600,000	1,607,951
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(d)(e)	3.000%	01/25/62	1,600,000	1,293,471
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)(e)	3.000%	01/25/62	4,000,000	3,015,251
				57,376,222
Hospitality - 2.2%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (b)(d)	4.068%	07/16/35	4,700,000	4,537,995

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 2.2% (Continued)
BX Trust, Series 2018-GW, Class D (1* 1MO LIBOR + 177) (b)(d)	4.588%	05/15/35	$1,000,000	$944,702
BX Trust, Series 2018-GW, Class C (1* 1MO LIBOR + 198) (b)(d)	3.611%	05/15/37	2,500,000	2,374,317
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (b)(d)	4.361%	05/15/37	6,000,000	5,653,752
Extended Stay America Trust, Series 2021-ESH, Class F (1* 1MO LIBOR + 370) (b)(d)	6.518%	07/15/38	6,173,008	5,831,711
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (b)(d)	4.068%	07/15/25	4,573,863	4,401,396
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* 1MO LIBOR + 145) (b)(d)	4.268%	07/15/25	1,966,761	1,882,716
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (b)(d)	3.541%	05/17/38	2,450,000	2,386,873
				28,013,462
Industrial - 2.1%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B (1* 1MO LIBOR + 95) (b)(d)	3.768%	09/15/36	1,470,000	1,377,957
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (b)(d)	4.468%	09/15/36	13,330,000	12,374,382
BX Trust, Series 2021-VOLT, Class E (1* 1MO LIBOR + 200) (b)(d)	4.818%	09/15/36	7,997,000	7,373,627
BX Trust, Series 2021-VINO, Class A (1* 1MO LIBOR + 65) (b)(d)	3.470%	05/17/38	1,600,000	1,530,336
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (b)(d)	5.160%	11/16/37	2,457,476	2,368,255
SMR Mortgage Trust, Series 2022-IND, Class D (1* TSFR1M + 395) (b)(d)	6.795%	02/25/39	1,736,263	1,637,075
				26,661,632
Manufactured Housing - 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (b)(d)	5.985%	11/25/44	1,100,000	1,012,122

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 9.5%
BX Trust, Series 2021-MFM1, Class D (1* 1MO LIBOR + 150) (b)(d)	4.318%	01/15/34	$2,000,000	$1,874,655
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (b)(d)	5.053%	11/25/24	3,844,388	3,811,213
Freedom Mortgage Trust, Series 2018-KF45, Class B (1* 1MO LIBOR + 195) (b)(d)	4.312%	03/25/25	1,605,442	1,569,482
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (b)(d)	4.603%	10/27/25	2,673,902	2,653,529
Freedom Mortgage Trust, Series 2019-KF61, Class B (1* 1MO LIBOR + 220) (b)(d)	4.753%	03/25/29	2,907,200	2,884,785
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (b)(d)	4.562%	12/25/24	968,352	942,457
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (b)(d)	4.703%	02/25/25	1,494,342	1,483,654
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* 1MO LIBOR + 205) (b)(d)	4.603%	04/25/26	2,136,044	2,089,327
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (b)(d)	4.703%	01/25/28	2,681,273	2,598,699
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (b)(d)	4.262%	07/25/28	2,503,082	2,460,330
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (b)(d)	4.803%	01/25/29	6,113,245	5,995,958
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* 1MO LIBOR + 235) (b)(d)	4.903%	02/25/29	1,303,219	1,274,440
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (b)(d)	4.803%	08/25/29	5,619,335	5,563,755
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (b)(d)	8.584%	10/15/49	3,000,000	2,830,910
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (b)(d)	5.034%	03/25/50	675,655	662,185
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (b)(d)	6.834%	03/25/50	5,000,000	4,670,919

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 9.5% (Continued)
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (b)(d)	10.584%	03/25/50	$3,063,000	$3,004,372
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (b)(d)	4.081%	07/25/41	12,975,228	12,111,536
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (b)(d)	5.631%	07/25/41	16,250,000	14,017,910
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (b)(d)	4.281%	01/25/51	7,320,962	7,031,798
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M2 (1* SOFR + 400) (b)(d)	6.031%	01/25/51	5,800,000	5,320,265
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (b)(d)	4.581%	11/25/51	23,054,811	22,045,426
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M2 (1* SOFR + 400) (b)(d)	6.281%	11/25/51	2,400,000	2,128,820
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (b)(d)	9.131%	11/25/51	2,500,000	2,205,608
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (b)(d)	6.433%	05/25/52	6,797,324	6,900,932
				118,132,965
Non-Agency MBS 2.0 - 0.5%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR30A + 155) (b)	3.831%	02/25/50	2,384,318	2,203,980
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (b)(d)	3.581%	02/26/71	2,017,476	1,859,055
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (b)(d)	4.081%	02/26/71	1,522,700	1,431,029
				5,494,064

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (d)	3.086%	11/25/50	$1,662,000	$1,577,369

Non-QM - 0.4%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (d)	5.400%	11/25/48	5,250,000	5,014,898
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (b)	2.119%	08/25/34	4,480	4,322
				5,019,220
Office - 0.4%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (b)(d)	5.070%	04/15/26	4,600,000	4,300,248

Residential Transition Loan - 6.9%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	03/25/25	6,275,000	6,049,429
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	03/25/25	9,500,000	9,178,814
Antler Mortgage Trust, Series 2021-RTL1, Class M (b)(d)	5.438%	05/25/25	16,188,000	15,123,108
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/26/29	7,500,000	6,662,519
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (d)	2.783%	06/25/26	1,500,000	1,320,842
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	7,502,267
LHOME Mortgage Trust, Series 2021-RTL1, Class M (b)(d)	4.458%	09/25/26	2,750,000	2,427,963
LHOME Mortgage Trust, Series 2021-RTL2, Class M (d)	4.458%	09/25/26	4,000,000	3,274,434
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	5,000,000	4,471,586
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,250,000	6,552,845

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 6.9% (Continued)
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	$5,500,000	$5,118,658
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	5,700,000	5,020,891
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	5,926,532
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,509,022
				86,138,910
Retail - 2.9%
BB-UBS Trust, Series 2012-SHOW, Class A (d)	3.430%	11/05/36	5,000,000	4,666,015
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (b)(d)	6.418%	06/15/36	5,840,500	5,370,349
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (b)(d)	3.480%	09/15/37	1,105,650	1,082,199
BX Trust, Series 2018-EXCL, Class B (1* 1MO LIBOR + 133) (b)(d)	3.717%	09/15/37	525,000	512,806
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (b)(d)	4.370%	09/15/37	11,486,678	11,040,373
Credit Suisse First Boston, Series 2018-SITE, Class C (b)(d)	4.941%	04/17/36	4,575,000	4,301,615
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (b)(d)	4.618%	02/15/40	2,318,006	2,162,251
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (b)(d)	5.318%	02/15/40	1,704,416	1,574,605
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (b)(d)	6.468%	02/15/40	6,226,800	5,737,529
				36,447,742
Single Family Rental - 3.0%
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	454,607
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,339,644	5,469,468
Progress Residential Trust, Series 2020-SFR1, Class A (d)	1.732%	04/17/37	6,993,218	6,476,571

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 3.0% (Continued)
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	$3,000,000	$2,542,438
Progress Residential Trust, Series 2021-SFR1, Class E (d)	2.106%	04/17/38	1,900,000	1,595,139
Progress Residential Trust, Series 2021-SFR4, Class A (d)	1.558%	05/19/38	4,250,000	3,726,309
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (b)(d)	4.694%	04/17/38	18,300,000	17,311,566
				37,576,098
Small Business - 4.9%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	8,000,000	7,518,290
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	3,650,000	3,313,973
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,444,660
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	9,938,861
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,348,327
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,702,346
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (b)(d)	5.700%	02/25/44	770,776	760,581
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (b)(d)	7.000%	02/25/44	1,695,707	1,675,671
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (b)(d)	5.350%	12/25/44	2,038,989	2,018,024
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(d)	5.750%	10/25/49	2,915,306	2,891,198
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,164,765
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	2,904,862

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 4.9% (Continued)
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	$5,000,000	$4,454,691
Small Business Lending Trust, Series 2019-A, Class D (d)	6.300%	07/15/26	4,235,456	4,230,763
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	11,414,397	11,067,105
				61,434,117
Student Loan - 0.9%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	956,689	896,078
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	583,326	554,382
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	3,026,665	2,850,025
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	2,288,826	2,005,699
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,109,143
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	129,519	117,757
Earnest Student Loan Program, LLC, Series 2016-D, Class R (d)(e)(f)	0.000%	01/25/41	5,000	0
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,378	1,711,553
Prodigy Finance, Series 2021-1A, Class A (1* 1MO LIBOR + 125) (b)(d)	4.334%	07/25/51	1,585,490	1,546,964
				10,791,601
Unsecured Consumer - 13.7%
Affirm, Inc., Series 2022-Z1, Class A (d)	4.550%	06/15/27	5,251,880	5,149,935
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	2,500,000	2,368,898
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	9,622,006
Conn Funding II, LP, Series 2022-A, Class B (d)	9.520%	12/15/26	4,000,000	3,985,631
Freedom Financial Trust, Series 2021-3FP, Class C (d)	1.600%	11/20/28	5,300,000	5,022,134

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 13.7% (Continued)
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	$8,500,000	$8,179,979
LendingPoint Asset Securitization, Series 2022-C, Class D (d)	10.730%	02/15/30	4,920,000	4,656,199
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	873,921
Liberty Lending Services, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	6,002,464
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	4,400,000	4,344,303
LL ABS Trust, Series 2021-1A, Class A (d)	1.070%	05/15/29	6,359,362	6,098,493
LL ABS Trust, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,425,722
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	1,981,681
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,541,914
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,850,000	1,526,790
Oportun Funding XIII, LLC, Series 2019-13, Class B (d)	3.870%	08/08/25	1,256,969	1,246,168
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	8,175,000	7,521,007
Oportun Funding, LLC, Series 2020-1, Class C (d)	5.660%	05/15/24	2,500,000	2,497,588
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	9,000,000	8,590,344
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,107,071
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	8,350,000	7,546,769
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	4,160,000	3,708,417
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,215,997
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	1,750,000	1,500,184

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 13.7% (Continued)
Opportunity Funding, LLC, Series 2022-A, Class C (d)	7.400%	06/09/31	$7,600,000	$7,234,353
Opportunity Funding, LLC, Series 2022-A, Class D (d)	8.500%	06/09/31	1,500,000	1,281,933
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (b)(d)	0.000%	07/15/25	81,061,702	1,029,970
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	1,847,529
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,238,832
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	895,000	764,091
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	3,902,895
Regional Mortgage Issuance Trust, Series 2021-1, Class D (d)	5.070%	03/17/31	1,300,000	1,066,721
Upgrade Master Pass-Through Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	202,932	200,000
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	182,311	182,146
Upstart Pass-Through Trust, Series 2020-ST5, Class A (d)	3.000%	12/20/26	1,144,545	1,095,285
Upstart Pass-Through Trust, Series 2020-ST6, Class A (d)	3.000%	01/20/27	3,080,786	2,938,689
Upstart Pass-Through Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	4,153,996	3,968,858
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	8,803,635	8,220,985
Upstart Pass-Through Trust, Series 2021-ST5, Class A (d)	2.000%	07/20/27	4,521,127	4,315,895
Upstart Pass-Through Trust, Series 2021-ST9, Class A (d)	1.700%	11/20/29	3,604,428	3,288,695
Upstart Pass-Through Trust, Series 2021-ST10, Class A (d)	2.250%	01/20/30	9,305,009	8,828,170

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 87.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 13.7% (Continued)
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	$3,131,790	$2,935,670
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	1,263,630	1,205,616
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A	4.250%	02/15/46	5,276,871	5,075,542
				171,335,490

Total Securitized (Cost $1,163,859,264)				$1,090,868,345

Treasury - 6.2%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.125%	01/15/23	$5,102,191	$5,051,169
U.S. Treasury Notes	0.125%	10/15/23	10,000,000	9,578,906
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	9,826,953
U.S. Treasury Notes	2.625%	12/31/23	10,000,000	9,795,703
U.S. Treasury Notes	1.750%	06/30/24	15,000,000	14,361,328
U.S. Treasury Notes	0.375%	09/15/24	10,000,000	9,276,953
U.S. Treasury Notes	0.625%	10/15/24	10,000,000	9,296,094
U.S. Treasury Notes	0.750%	11/15/24	10,000,000	9,292,188
Total Treasury (Cost $80,693,413)				$76,479,294

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Registered Investment Companies - 1.6%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 2.90% (g)	955,324	$955,324
State Street Navigator Securities Lending Portfolio I, 3.13% (g)(h)	18,626,500	18,626,500
Total Registered Investment Companies (Cost $19,580,390)		$19,581,824

Total Investment Securities - 101.6% (Cost $1,349,071,605)		$1,267,003,195

Liabilities in Excess of Other Assets - (1.6)%		(19,582,477)

Net Assets - 100.0%		$1,247,420,718

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $18,159,104.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 9/30/2022 was $1,083,103,510, representing 86.8% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2022 was $31,152,974, representing 2.5% of net assets.
(f)	Security is fair valued under procedures established by the Board of Trustees. This security has received its final distribution and is valued at $0, which represents 0.0% of net assets.
(g)	The rate shown is the 7-day effective yield as of September 30, 2022.
(h)	This security was purchased using cash collateral held from securities on loan.

IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term Secured Overnight Financing Rate

Diamond Hill Core Bond Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Corporate Credit - 16.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.0%
American Express Co.	3.375%	05/03/24	$400,000	$390,034
American Express Co.	3.950%	08/01/25	525,000	508,493
Bank of America Corp.	1.486%	05/19/24	655,000	638,878
Bank of America Corp. (1* 3MO LIBOR + 97) (a)	3.458%	03/15/25	975,000	944,178
Bank of America Corp. (1* 3MO LIBOR + 64) (a)	2.015%	02/13/26	400,000	366,673
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	150,000	133,140
Bank of America Corp. (1* 3MO LIBOR + 158) (a)(b)	3.824%	01/20/28	100,000	92,044
Bank of America Corp.	4.948%	07/22/28	175,000	168,146
Bank of America Corp. (1* 3MO LIBOR + 104) (a)	3.419%	12/20/28	750,000	665,547
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	356,877
Bank of America Corp.	4.571%	04/27/33	700,000	626,981
Bank of Montreal France	0.949%	01/22/27	630,000	545,010
Bank of Nova Scotia (b)	3.450%	04/11/25	200,000	191,560
Bank of NY Mellon Corp.	2.050%	01/26/27	650,000	576,618
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	849,135
Citigroup, Inc. (1* 3MO LIBOR + 90) (a)	3.352%	04/24/25	200,000	192,873
Citigroup, Inc.	3.300%	04/27/25	100,000	95,218
Citigroup, Inc.	0.981%	05/01/25	500,000	463,271
Citigroup, Inc. (1* 3MO LIBOR + 125) (a)	3.527%	07/01/26	100,000	99,526
Citigroup, Inc.	5.610%	09/29/26	700,000	696,138
Citigroup, Inc. (1* 3MO LIBOR + 156) (a)	3.887%	01/10/28	900,000	828,371
Citigroup, Inc.	3.070%	02/24/28	800,000	713,000
Citigroup, Inc. (b)	4.125%	07/25/28	150,000	135,316
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	180,000	147,900
Citizens Bank	4.575%	08/09/28	500,000	476,124
Citizens Financial Group (b)	2.850%	07/27/26	225,000	206,060
Comerica Bank, Series BKNT (b)	2.500%	07/23/24	250,000	239,530
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	238,892
Discover Bank	4.650%	09/13/28	700,000	635,244
Discover Bank	2.700%	02/06/30	250,000	196,256
Discover Financial Services	4.100%	02/09/27	100,000	91,942

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.0% (Continued)
Fifth Third Bancorp	2.375%	01/28/25	$275,000	$256,902
Fifth Third Bancorp	1.707%	11/01/27	450,000	389,314
First Horizon Bank	5.750%	05/01/30	250,000	242,530
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	356,964
Goldman Sachs Group, Inc.	3.500%	01/23/25	405,000	389,187
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	238,801
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	323,459
Goldman Sachs Group, Inc. (1* SOFR + 79) (a)	1.093%	12/09/26	250,000	215,731
Goldman Sachs Group, Inc.	3.800%	03/15/30	500,000	433,531
Goldman Sachs Group, Inc. (1* SOFR + 128) (a)	2.615%	04/22/32	2,100,000	1,627,769
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	119,409
Huntington Bancshares, Inc.	4.443%	08/04/28	750,000	708,160
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	370,623
JPMorgan Chase & Co.	2.595%	02/24/26	200,000	186,056
JPMorgan Chase & Co. (1* SOFR + 80) (a)(b)	1.045%	11/19/26	500,000	432,467
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	400,000	345,322
JPMorgan Chase & Co.	1.470%	09/22/27	1,200,000	1,014,727
JPMorgan Chase & Co. (1* 3MO LIBOR + 134) (a)	3.782%	02/01/28	100,000	91,683
JPMorgan Chase & Co. (1* 3MO LIBOR + 95) (a)	3.509%	01/23/29	425,000	375,943
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	450,000	365,890
JPMorgan Chase & Co. (1* SOFR + 204) (a)(b)	2.522%	04/22/31	750,000	592,846
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	360,437
KeyBank NA (1* SOFR + 34) (a)	0.423%	01/03/24	500,000	493,914
KeyBank NA	4.150%	08/08/25	250,000	242,323
KeyCorp	2.550%	10/01/29	385,000	314,601
KeyCorp	4.789%	06/01/33	300,000	275,000
Morgan Stanley (1* SOFR + 46) (a)	0.529%	01/25/24	500,000	491,851
Morgan Stanley (1* 3MO LIBOR + 85) (a)	3.737%	04/24/24	100,000	98,951
Morgan Stanley	3.620%	04/17/25	100,000	97,116
Morgan Stanley	3.875%	01/27/26	500,000	476,938
Morgan Stanley (b)	3.125%	07/27/26	100,000	92,081
Morgan Stanley	3.625%	01/20/27	100,000	93,022

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.0% (Continued)
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	$175,000	$141,885
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	1,000,000	730,821
Morgan Stanley (b)	4.889%	07/20/33	500,000	463,281
PNC Bank NA (b)	2.700%	10/22/29	250,000	205,496
PNC Financial Services Group, Inc. (b)	2.600%	07/23/26	250,000	228,045
Regions Financial Corp. (b)	2.250%	05/18/25	275,000	254,695
Royal Bank of Canada (b)	1.150%	06/10/25	365,000	329,369
Royal Bank of Canada (b)	1.150%	07/14/26	200,000	172,428
Royal Bank of Canada	3.875%	05/04/32	300,000	264,253
State Street Corp. (1* SOFR + 94) (a)	2.354%	11/01/25	175,000	165,409
State Street Corp.	4.421%	05/13/33	200,000	184,527
State Street Corp. (a)	4.164%	08/04/33	100,000	90,228
Toronto-Dominion Bank (The) (b)	0.750%	01/06/26	350,000	303,681
Toronto-Dominion Bank (The)	1.200%	06/03/26	200,000	173,533
Toronto-Dominion Bank (The) (b)	3.200%	03/10/32	236,000	193,400
Truist Financial Corp. (b)	2.150%	12/06/24	250,000	235,240
Truist Financial Corp. (b)	1.887%	06/07/29	1,000,000	818,094
US Bancorp	2.400%	07/30/24	100,000	95,926
US Bancorp (b)	2.215%	01/27/28	800,000	704,642
US Bancorp	4.548%	07/22/28	300,000	289,097
Wells Fargo & Co.	3.550%	09/29/25	925,000	879,659
Wells Fargo & Co.	3.908%	04/25/26	625,000	597,480
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	500,000	456,636
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	650,000	557,439
Wells Fargo & Co. (b)	3.350%	03/02/33	250,000	202,742
				33,360,529
Basic Industry - 0.3%
FMC Corp.	3.450%	10/01/29	300,000	257,614
Nucor Corp., CV	2.000%	06/01/25	250,000	230,750
Nucor Corp.	3.125%	04/01/32	250,000	204,075
PPG Industries, Inc. (b)	2.400%	08/15/24	110,000	105,656
PPG Industries, Inc. (b)	2.550%	06/15/30	300,000	247,477
Sherwin-Williams Co.	4.050%	08/08/24	350,000	344,173

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry - 0.3% (Continued)
Sherwin-Williams Co.	2.300%	05/15/30	$250,000	$199,682
				1,589,427
Brokerage Asset Managers Exchanges - 0.4%
Ameriprise Financial, Inc. (b)	3.000%	04/02/25	250,000	238,713
Ameriprise Financial, Inc.	4.500%	05/13/32	400,000	376,403
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	94,450
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	436,697
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	772,389
				1,918,652
Capital Goods - 0.3%
Carrier Global Corp.	2.700%	02/15/31	250,000	200,978
General Electric Capital Corp. (b)	6.750%	03/15/32	162,000	175,037
John Deere Capital Corp.	4.350%	09/15/32	400,000	380,140
Johnson Controls International plc (b)	2.000%	09/16/31	500,000	377,426
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	47,211
Lennox International, Inc.	3.000%	11/15/23	100,000	97,792
Republic Services, Inc.	2.500%	08/15/24	200,000	190,951
Waste Management, Inc.	1.150%	03/15/28	300,000	246,000
				1,715,535
Communications - 1.3%
American Tower Corp.	1.450%	09/15/26	300,000	255,747
American Tower Corp.	3.800%	08/15/29	100,000	87,722
American Tower Corp.	2.100%	06/15/30	100,000	76,599
AT&T, Inc.	2.300%	06/01/27	650,000	568,112
AT&T, Inc.	2.550%	12/01/33	114,000	84,399
AT&T, Inc.	4.500%	05/15/35	100,000	86,607
AT&T, Inc.	4.300%	12/15/42	500,000	393,790
British Telecommunications plc (c)	3.250%	11/08/29	275,000	224,346
Comcast Corp.	2.650%	02/01/30	100,000	83,830
Comcast Corp.	1.950%	01/15/31	1,025,000	796,718
Comcast Corp.	3.969%	11/01/47	144,000	110,103
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	86,803
Magallanes, Inc. (c)	4.054%	03/15/29	300,000	259,106
Netflix, Inc., Class B	6.375%	05/15/29	350,000	347,469

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 1.3% (Continued)
T Mobile USA, Inc.	5.650%	01/15/53	$400,000	$377,846
T-Mobile USA, Inc.	4.750%	02/01/28	600,000	566,406
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	49,382
Verizon Communications, Inc. (1* 3MO LIBOR + 110) (a)	4.005%	05/15/25	100,000	100,511
Verizon Communications, Inc.	4.125%	03/16/27	100,000	95,502
Verizon Communications, Inc.	3.000%	03/22/27	120,000	109,118
Verizon Communications, Inc.	1.750%	01/20/31	500,000	374,982
Verizon Communications, Inc. (b)	2.355%	03/15/32	1,237,000	948,564
Verizon Communications, Inc.	4.500%	08/10/33	550,000	495,372
Walt Disney Co. (The)	1.750%	08/30/24	175,000	165,507
Walt Disney Co. (The)	2.000%	09/01/29	550,000	449,489
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	90,923
				7,284,953
Consumer Cyclical - 1.2%
Amazon.com, Inc. (b)	3.450%	04/13/29	675,000	624,157
BMW US Capital, LLC (b)(c)	3.900%	04/09/25	300,000	291,099
CVS Health Corp.	3.750%	04/01/30	500,000	444,622
CVS Health Corp.	5.050%	03/25/48	250,000	220,166
Daimler Finance, LLC (c)	1.750%	03/10/23	275,000	271,452
Expedia Group, Inc.	3.250%	02/15/30	500,000	405,505
Ford Motor Co. (b)	4.346%	12/08/26	100,000	91,769
General Motors Co.	5.600%	10/15/32	750,000	669,485
Home Depot, Inc.	4.500%	09/15/32	400,000	382,330
Honda Motor Co. (b)	2.534%	03/10/27	200,000	180,868
Lowes Cos., Inc. (b)	2.625%	04/01/31	950,000	763,765
Lowes Cos., Inc.	5.500%	10/15/35	600,000	574,679
Ross Stores, Inc. (b)	1.875%	04/15/31	400,000	298,172
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	465,882
Toyota Motor Credit Corp.	0.800%	01/09/26	300,000	264,146
Toyota Motor Credit Corp. (b)	4.450%	06/29/29	300,000	289,440
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	209,723
Walmart, Inc.	4.150%	09/09/32	400,000	383,158
				6,830,418

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.2%
Abbott Laboratories (b)	4.750%	11/30/36	$100,000	$97,537
AbbVie, Inc.	3.600%	05/14/25	500,000	479,935
AbbVie, Inc.	2.950%	11/21/26	335,000	306,913
AbbVie, Inc.	3.200%	11/21/29	750,000	656,605
AbbVie, Inc.	4.550%	03/15/35	100,000	89,709
Amgen, Inc. (b)	1.900%	02/21/25	310,000	289,016
Amgen, Inc. (b)	3.000%	02/22/29	500,000	437,251
Amgen, Inc.	4.200%	03/01/33	400,000	362,257
Anheuser-Busch Cos., LLC	4.700%	02/01/36	900,000	811,118
Anheuser-Busch InBev SA/NV	3.500%	06/01/30	300,000	267,800
Baxter International, Inc.	1.915%	02/01/27	300,000	261,049
Bristol-Myers Squibb Co. (b)	2.950%	03/15/32	300,000	256,292
Constellation Brands, Inc.	3.150%	08/01/29	525,000	451,000
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	91,075
Kroger Co. (The) (b)	2.200%	05/01/30	125,000	99,469
Kroger Co. (The)	1.700%	01/15/31	550,000	412,841
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	328,548
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	257,177
Mondelez International, Inc. (b)	3.000%	03/17/32	300,000	246,406
Zoetics, Inc., Series 4006 (b)	2.000%	05/15/30	525,000	416,962
				6,618,960
Electric - 1.4%
Ameren Corp.	2.500%	09/15/24	130,000	123,390
American Electric Power, Inc. (b)	1.000%	11/01/25	500,000	438,050
CMS Energy Corp.	2.950%	02/15/27	100,000	90,179
Dominion Energy, Inc.	1.450%	04/15/26	750,000	658,526
DTE Energy Co., Series C (b)	2.529%	10/01/24	150,000	142,504
DTE Energy Co., Series E	2.850%	10/01/26	100,000	91,121
DTE Energy Co., Series H	2.950%	03/01/30	125,000	104,697
Duke Energy Corp.	4.300%	03/15/28	825,000	776,588
Duke Energy Indiana, LLC (b)	2.750%	04/01/50	370,000	229,748
Duke Energy Progress, Inc. (b)	2.000%	08/15/31	600,000	463,755
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	224,928
MidAmerican Energy Co.	3.650%	04/15/29	350,000	322,713
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	1,535,000	1,483,567

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.4% (Continued)
Northern States Power Co. of Wisconsin (b)	2.250%	04/01/31	$500,000	$408,292
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	382,490
PECO Energy Co.	3.000%	09/15/49	200,000	131,913
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	106,839
Public Service Co. of Colorado	4.500%	06/01/52	400,000	346,579
Public Service Electric & Gas Co. (b)	2.250%	09/15/26	100,000	90,308
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	90,548
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	658,773
Wisconsin Power & Light Co. (b)	1.950%	09/16/31	800,000	625,582
				7,991,090
Energy - 0.4%
Coterra Energy, Inc. (c)	3.900%	05/15/27	100,000	92,663
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	184,446
Energy Transfer Operating LP	4.500%	04/15/24	75,000	73,819
Exxon Mobil Corp.	2.992%	03/19/25	240,000	230,192
Helmerich & Payne, Inc.	2.900%	09/29/31	650,000	509,882
Phillips 66	3.700%	04/06/23	250,000	249,160
Phillips 66 (c)	2.450%	12/15/24	100,000	94,170
Phillips 66 (c)	3.550%	10/01/26	100,000	93,226
Royal Dutch Shell plc (b)	2.375%	11/07/29	645,000	540,565
Shell International Finance BV	6.375%	12/15/38	73,000	77,283
Total Capital International SA	2.829%	01/10/30	120,000	103,299
				2,248,705
Insurance - 1.7%
Athene Global Funding (c)	2.500%	01/14/25	225,000	209,848
Berkshire Hathaway Financial Corp.	4.400%	05/15/42	135,000	118,671
Equitable Financial Life (b)(c)	1.800%	03/08/28	609,000	508,723
Lincoln National Corp.	3.625%	12/12/26	100,000	93,936
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	347,401
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	397,028
MassMutual Glocal Funding (c)	4.150%	08/26/25	500,000	486,957
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	931,299
Met Life Global Funding I (b)(c)	1.550%	01/07/31	900,000	678,253
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	337,440
New York Life Global Funding (c)	2.900%	01/17/24	100,000	97,724

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.7% (Continued)
New York Life Global Funding (c)	2.350%	07/14/26	$50,000	$45,533
New York Life Global Funding (b)(c)	1.200%	08/07/30	1,250,000	932,883
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	389,608
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	386,215
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	407,133
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	158,184
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	471,618
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	434,595
Progressive Corp.	3.200%	03/26/30	240,000	210,849
Protective Life Global Funding (c)	1.900%	07/05/28	650,000	530,086
Protective Life Global Funding (b)(c)	1.737%	09/21/30	1,100,000	831,445
UnitedHealth Group, Inc. (b)	4.750%	05/15/52	400,000	357,764
				9,363,193
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	264,230
Atmos Energy Corp.	5.750%	10/15/52	500,000	499,026
				763,256
Other Utility - 0.2%
American Water Capital Corp.	2.800%	05/01/30	300,000	253,518
American Water Capital Corp. (b)	2.300%	06/01/31	825,000	653,938
				907,456
REITS - 0.7%
Alexandria Real Estate Equities, Inc. (b)	3.950%	01/15/28	100,000	92,337
American Homes 4 Rent	4.250%	02/15/28	100,000	92,078
Boston Properties LP (b)	2.750%	10/01/26	50,000	44,958
CubeSmart LP	2.250%	12/15/28	1,600,000	1,299,049
ERP Operating LP	2.850%	11/01/26	100,000	91,212
ERP Operating LP	2.500%	02/15/30	150,000	123,430
Life Storage LP	3.875%	12/15/27	100,000	90,993
Public Storage (b)	1.850%	05/01/28	800,000	674,163
Realty Income Corp. (b)	3.875%	04/15/25	100,000	97,249
Realty Income Corp.	0.750%	03/15/26	625,000	537,802
Realty Income Corp.	3.000%	01/15/27	100,000	90,935
Spirit Realty LP	4.450%	09/15/26	100,000	95,283
Spirit Realty LP	2.100%	03/15/28	250,000	198,652

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 0.7% (Continued)
Spirit Realty LP	4.000%	07/15/29	$60,000	$51,659
Spirit Realty LP	3.200%	02/15/31	250,000	194,791
				3,774,591
Technology - 0.5%
Apple, Inc.	2.200%	09/11/29	250,000	212,968
Apple, Inc. (b)	1.650%	05/11/30	300,000	241,510
Apple, Inc.	4.100%	08/08/62	425,000	348,406
Dell International LLC / EMC Corp.	5.300%	10/01/29	100,000	93,174
Fidelity National Information Services (b)	1.650%	03/01/28	300,000	246,407
HP, Inc. (b)	4.200%	04/15/32	400,000	325,061
Oracle Corp. (b)	3.250%	05/15/30	500,000	413,474
Oracle Corp. (b)	2.875%	03/25/31	500,000	394,333
Visa, Inc. (b)	3.150%	12/14/25	800,000	763,760
				3,039,093
Transportation - 0.7%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	08/15/27	126,484	119,406
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	333,900	290,343
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	468,877
CSX Corp.	4.250%	11/01/66	100,000	76,000
FedEx Corp. (b)	2.400%	05/15/31	500,000	389,475
FedEx Corp., CV	1.875%	02/20/34	468,854	385,462
Kirby Corp.	4.200%	03/01/28	100,000	88,441
Norfolk Southern Corp. (b)	3.000%	03/15/32	600,000	501,697
Ryder System, Inc.	2.850%	03/01/27	500,000	448,206
Southwest Airlines Co. (b)	2.625%	02/10/30	400,000	320,868
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	26,031	25,848
United Airlines Pass-Through Trust, Series 2020-1, Class B	4.875%	07/15/27	398,000	371,721

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Corporate Credit - 16.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.7% (Continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$245,584	$236,873
				3,723,217

Total Corporate Credit (Cost $103,086,369)				$91,129,075

Government Related - 0.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.2%
Tennessee Valley Authority	4.250%	09/15/52	500,000	$451,098
Tennessee Valley Authority	4.625%	09/15/60	525,000	513,354
Total Government Related (Cost $1,251,382)				$964,452

Securitized - 67.1%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.8%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	$236,235	$224,727
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	841,785
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	72,648	70,561
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	353,986	322,393
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	269,029	245,419
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,750,000	1,503,126
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	2,700,000	2,138,654
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/26/26	2,440,000	1,968,691
Freedom Mortgage Corp., Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,000,000	1,855,462

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.8% (Continued)
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	$11,277	$11,057
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	186,998	171,913
GoodGreen Trust, Series 2017-2A, Class A (c)	3.260%	10/15/53	692,400	620,336
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	310,977	251,207
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	95,975	84,543
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	229,948	199,807
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	539,293	433,616
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	94,701	91,562
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	141,551	132,978
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	132,886	126,079
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	86,663	82,923
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	119,517	107,760
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	437,258	399,982
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	46,907	44,763
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	354,866	324,919
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	553,794	440,479
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	528,522	433,504
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	850,406	698,043
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	778,882	619,526
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	134,016	121,755

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.8% (Continued)
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	$74,326	$69,038
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	43,550	40,271
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	288,829	248,969
New Residential AP Advance Receivables Trust, Series 2020-APT1, Class AT1 (c)	1.035%	12/16/52	1,000,000	989,323
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (c)	3.474%	11/25/26	645,065	565,419
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(c)	5.734%	08/25/23	1,000,000	979,800
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR30A + 425) (a)(c)	6.531%	05/25/27	1,500,000	1,429,015
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	300,687	269,758
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	29,966	27,580
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	33,274	30,366
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	132,667	132,021
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	494,000	407,151
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	1,053,003	828,888
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	651,165	645,396
				21,230,565
Agency CMBS - 2.0%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	5,614,950	4,934,154
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,455,205	3,053,358
FNMA, Pool #FN BM6011	3.353%	11/01/26	696,594	668,815
FNMA, Pool #FN AN3598	2.550%	12/01/28	266,415	240,861

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 2.0% (Continued)
FNMA, Pool #FN BL4548	2.430%	10/01/29	$188,323	$166,913
FNMA, Pool #FN 464107	4.820%	12/01/29	109,985	111,015
FNMA, Pool #FN AM9491	3.550%	08/01/30	167,951	157,551
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	672,760
FNMA, Pool #FN AN7612	3.280%	12/01/32	250,000	227,899
FNMA, Pool #FN 469130	4.870%	10/01/41	124,331	121,899
FNMA, Pool #FN AM5015	4.940%	12/01/43	742,122	725,708
				11,080,933
Agency MBS CMO - 22.6%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* 1MO LIBOR + 30) (a)	3.120%	05/15/28	49,232	49,105
FHLMC, Series 4847, Class CV	3.500%	02/15/30	386,224	372,665
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	130,108	132,402
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (a)	3.218%	01/15/35	226,247	223,817
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	265,098	275,094
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	3.918%	11/15/37	337,712	336,176
FHLMC, Series 3605, Class PB	4.500%	11/15/39	63,162	61,562
FHLMC, Series 3617, Class PC	4.500%	12/15/39	78,386	76,434
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (a)	3.318%	10/15/40	73,621	73,096
FHLMC, Series 3759, Class ME	4.000%	11/15/40	507,262	471,392
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	264,711
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	3.320%	07/15/41	75,428	74,896
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,601,593	3,476,980
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	405,682
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,208,000	946,959
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	743,703
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	6,647,582	5,378,305
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	166,984	124,221
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,575,980
FHLMC, Series 4210, Class Z	3.000%	05/15/43	326,431	263,163
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,249,913	1,202,544

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.6% (Continued)
FHLMC, Series 4333, Class GL	3.500%	04/15/44	$250,000	$219,896
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	817,010
FHLMC, Series 4673, Class PH	3.500%	01/15/45	258,154	248,969
FHLMC, Series 4473, Class Z	3.000%	05/15/45	398,635	306,178
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,389,104	1,249,056
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	4,067,737	3,759,614
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,229,878
FHLMC, Series 4857, Class H	4.000%	11/15/46	267,605	264,379
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,308,727	3,518,981
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,659,652
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	372,534
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,070,556	1,869,728
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,180,583	1,032,334
FHLMC, Series 4750, Class KZ	3.500%	01/15/48	1,534,757	1,386,466
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,546,986	1,352,130
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	926,862	879,242
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	520,863
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	797,458
FHLMC, Class WZ, Pool #5159	2.000%	01/25/50	653,869	389,827
FHLMC, Series 5057, Class DN	2.000%	03/25/50	1,000,000	828,058
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,567,949	1,195,238
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	154,936
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	421,694
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,273,697	2,953,893
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	744,721
FHLMC, Series 5072, Class DG	1.000%	02/25/51	851,559	665,821
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,608,446	835,345
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,535,367	1,557,745
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,723,185	1,393,143
FHLMC, Series 5162, Class AP	2.000%	11/25/51	2,872,715	2,420,953
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,021,030	615,226
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	826,987	739,910
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	977,328	762,784
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,285,004	5,545,606
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	115,915

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.6% (Continued)
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	$157,881	$164,101
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	61,148	53,182
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	50,479	51,135
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	101,322	109,403
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	244,941	253,288
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	128,959	128,927
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	227,628	230,910
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	3.734%	07/25/36	429,991	434,192
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	76,085	76,171
FNMA, Series 2007-95, Class A3 (1* 1MO LIBOR + 25) (a)	2.509%	08/27/36	1,600,000	1,395,314
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	3.464%	11/25/36	106,234	105,035
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	99,986	100,518
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	166,433	165,074
FNMA, Series 2009-103, Class MB (a)	2.861%	12/25/39	35,307	35,949
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	182,726	183,024
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	511,409	514,244
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	309,401
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	622,001	575,270
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	3.484%	02/25/42	105,921	104,724
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	348,075	330,008
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	851,000	744,570
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	590,697
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	121,758	107,444
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	659,289	674,212
FNMA, Series 411, Class A3	3.000%	08/25/42	91,690	82,405
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	360,000	284,807
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	328,822
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	314,425
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	818,897
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	37,176	34,832
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	545,959	520,963

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.6% (Continued)
FNMA, Series 2013-84, Class B	4.000%	08/25/43	$1,000,000	$903,496
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	257,985
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	278,596
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,926,052	4,654,936
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	557,925	508,723
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,754,915
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,240,000	1,105,715
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	602,952	392,942
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,023,194	947,569
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	697,429	630,145
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,137,187
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	536,846
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	228,899	210,097
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	537,925
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	564,256	469,925
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,817,076	2,471,671
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	227,370	206,421
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	566,707	527,767
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	985,642	900,603
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	266,846
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	568,721	381,330
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	104,105
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,503,152
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	782,358
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	547,383
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	1,032,804	787,495
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,408,366	715,476
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,590,432	4,054,224
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	333,075	318,347
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,383,458	1,315,502
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	416,864	402,157
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	426,288	438,200
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	193,251	195,298
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	417,859
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	158,367	162,727

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.6% (Continued)
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	$95,740	$95,704
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	58,832	58,940
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	452,579	389,689
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	330,000	255,811
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	267,559
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	285,193	277,300
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	78,086
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	532,000	437,603
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	58,346	46,298
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,852	931,077
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	75,302	57,556
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,060,505	939,171
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	432,359
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	426,923
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	421,714	332,121
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	641,975	568,263
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	247,505
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	396,775	299,010
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,114,555
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	470,844	417,998
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	636,909
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	502,294	433,833
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	480,481	415,114
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	167,439	159,213
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	234,300	231,856
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	435,019
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	454,899
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	425,263
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	831,188	567,018
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	639,300	486,692
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,338,033
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	490,662	184,694
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	635,835	531,368
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	350,339
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	693,676	527,634

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.6% (Continued)
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	$1,708,699	$977,093
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	294,002	190,197
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,089,607	524,599
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,158,766	780,525
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,375,120
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,081,239
GNMA, Series 2017-H18, Class EB (a)	4.693%	06/20/63	213,489	212,496
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50) (a)	2.298%	07/20/64	264,287	261,758
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50) (a)	2.857%	07/20/64	71,258	70,516
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	2.572%	05/20/66	238,764	233,842
GNMA, Series 2017-H16, Class DB (a)	4.337%	08/20/67	42,058	41,358
				125,602,092
Agency MBS CMO Derivatives - 1.6%
FHLMC, Series 3919, Class QS (IO) (-1* 1MO LIBOR + 670) (a)	3.880%	08/15/30	1,345,090	80,619
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	385,275	11,870
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	527,167	15,254
FHLMC, Series 4169, Class SA (IO) (-1.2* 1MO LIBOR + 546) (a)	2.612%	02/15/33	483,339	379,750
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	117,439	99,425
FHLMC, Series 3107, Class DC (IO) (-1* 1MO LIBOR + 670) (a)	3.882%	06/15/35	767,467	7,388
FHLMC, Series 3102, Class TA (IO) (-7.5* 1MO LIBOR + 5250) (a)	7.500%	01/15/36	201,558	198,116
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	77,081	62,892
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)	3.780%	05/15/36	301,567	36,764
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	123,077	104,492
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	40,064	32,615
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	288,157	231,843
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	383,271	39,195
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	927,838	668,237

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.6% (Continued)
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	$1,149,645	$138,205
FHLMC, Series 4074, Class SJ (IO) (-1* 1MO LIBOR + 662) (a)	3.802%	07/15/42	737,469	112,383
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	159,171	120,092
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	286,150	223,176
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	270,937	15,204
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	155,752	9,788
FNMA, Series 2004-91, Class SP (IO) (-2.4* 1MO LIBOR + 1680) (a)	9.398%	11/25/31	162,972	167,839
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	379,099	326,664
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,260,889	125,925
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	69,985	13,697
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	751,234	73,660
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	657,937	72,320
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	562,116	90,943
FNMA, Series 2005-52, Class JH (IO) (-1* 1MO LIBOR + 660) (a)	3.516%	05/25/35	303,270	19,366
FNMA, Series 378, Class (IO) (a)	5.000%	06/01/35	602,244	102,278
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	386,636	42,348
FNMA, Series 368, Class (IO)	5.000%	02/01/36	458,417	65,713
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	32,725	28,654
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	651,248	131,029
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	3.466%	05/25/40	39,531	4,014
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	535,544	16,027
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	972,024	164,643
FNMA, Series 2012-99, Class QS (IO) (-1* 1MO LIBOR + 660) (a)	3.516%	09/25/42	1,928,043	189,175
FNMA, Series 2012-128, Class WS (-1* 1MO LIBOR + 400) (a)	0.916%	11/24/42	984,621	619,111
FNMA, Series 2012-128, Class SH (IO) (-1* 1MO LIBOR + 400) (a)	0.916%	11/25/42	325,379	222,861
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	6,562
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	1,171,615	69,532
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.243%	06/25/43	9,621,915	70,830

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.6% (Continued)
FNMA, Series 2013-82, Class SB (IO) (-2.67* 1MO LIBOR + 1173) (a)	5.405%	08/25/43	$350,236	$219,258
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	103,077	77,206
FNMA, Series 2014-42, Class SN (IO) (-1* 1MO LIBOR + 605) (a)	2.966%	07/25/44	400,169	40,850
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	987,782	79,516
FNMA, Series 2018-11B, Class QI (IO)	4.000%	01/25/48	2,383,477	387,068
FNMA, Series 2018-01, Class AI (IO)	5.000%	02/25/48	1,730,091	336,306
FNMA, Series 2018-24, Class IO	4.500%	04/25/48	1,936,188	331,609
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	1,003,527	31,285
GNMA, Series 2011-139, Class LS (IO) (-1* 1MO LIBOR + 500) (a)	2.627%	03/16/38	1,704,118	147,210
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	128,345	7,713
GNMA, Series 2013-147, Class SD (IO) (-1* 1MO LIBOR + 665) (a)	3.636%	12/20/39	1,405,598	147,805
GNMA, Series 2011-21, Class SA (IO) (-1* 1MO LIBOR + 600) (a)	3.061%	02/16/41	1,588,605	155,833
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	182,075	26,357
GNMA, Series 2013-113, Class QS (IO) (-1* 1MO LIBOR + 620) (a)	3.186%	02/20/42	249,681	14,772
GNMA, Series 2013-82, Class NS (-1* 1MO LIBOR + 400) (a)	0.986%	05/20/43	1,294,967	778,757
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	885,548	75,058
GNMA, Series 2016-32, Class MS (IO) (-1* 1MO LIBOR + 605) (a)	3.036%	03/20/46	1,473,916	157,807
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	232,192
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	1,712,125	277,453
GNMA, Series 2021-146, Class XI	3.500%	08/20/51	2,637,464	412,046
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.464%	05/20/63	1,424,444	7,922
GNMA, Series 2016-H20, Class GI (IO) (a)	1.231%	08/20/66	1,048,715	5,282
GNMA, Series 2017-H11, Class PI (IO) (a)	2.675%	04/20/67	12,101	17
GNMA, Series 2018-H08, Class NI (IO) (a)	1.743%	05/20/68	822,297	8,080
				9,167,901
Agency MBS Passthrough - 1.8%
FHLMC, Pool #FG G14973	4.000%	12/01/28	100,904	98,589

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 1.8% (Continued)
FHLMC, Pool #FG U59010	4.000%	11/01/34	$295,450	$277,996
FHLMC, Pool #FG G61909	4.500%	12/01/37	398,572	389,713
FHLMC, Pool #FG G06085	6.500%	09/01/38	48,368	50,630
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	2,070,833
FNMA, Pool #FN 252409	6.500%	03/01/29	56,956	57,954
FNMA, Pool #FN AL5850	3.500%	10/01/29	234,507	223,618
FNMA, Pool #FN AS7287	3.500%	06/01/31	389,599	370,613
FNMA, Pool #FN AL3200	3.500%	02/01/33	283,684	263,510
FNMA, Pool #FN AT7120	3.500%	06/01/33	350,653	326,030
FNMA, Pool #FN AL5166	3.000%	11/01/33	267,508	239,957
FNMA, Pool #FN AL6685	4.000%	01/01/35	436,218	409,957
FNMA, Pool #FN MA2198	3.500%	03/01/35	275,830	258,911
FNMA, Pool #FN MA3050	4.500%	06/01/37	455,240	441,547
FNMA, Pool #FN AS4073	4.000%	12/01/44	186,574	177,250
FNMA, Pool #FN MA2778	3.500%	10/01/46	91,844	82,389
GNMA, Pool #MA5738M	4.000%	02/20/34	202,839	195,741
GNMA, Pool #GN 784279	5.500%	11/15/38	330,878	348,775
GNMA, Pool #711522X	4.500%	07/15/40	255,738	252,203
GNMA, Pool #GN 78541	4.500%	06/15/46	119,822	118,183
GNMA, Pool #G2 784792	4.500%	08/20/49	730,693	688,751
GNMA, Pool #G2 CN5057	4.500%	07/20/62	2,631,157	2,497,467
				9,840,617
ARM - 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.579%	12/25/33	8,716	8,384

Auto Loan - 1.7%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	420,280	413,430
ACC Trust, Series 2021-1, Class B (c)	1.430%	07/22/24	635,908	631,931
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	1,211,265	1,167,522
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	725,312
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	292,142

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 1.7% (Continued)
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	$460,000	$454,688
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	434,570	422,993
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	2,966	2,963
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	454,650	434,873
First Help Financial, LLC, Series 2021-2A, Class A (c)	0.830%	12/15/26	669,850	636,201
First Help Financial, LLC, Series 2021-2A, Class B (c)	1.630%	09/15/27	1,090,000	974,635
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	616,824
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	376,109
Tesla Auto Lease Trust, Series 2021-B, Class D (c)	1.320%	09/22/25	1,400,000	1,278,535
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,000,000	951,442
				9,379,600
CRE/CLO - 5.6%
A10 Securitization, Series 2021-D, Class D (c)(e)	4.409%	10/01/38	1,241,661	1,104,408
A10 Securitization, Series 2021-D, Class E (c)(e)	4.937%	10/01/38	1,266,495	1,109,525
A10 Securitization, Series 2020-C, Class A (c)(e)	2.033%	08/15/40	40,545	40,085
A10 Securitization, Series 2020-C, Class B (c)(e)	2.617%	08/15/40	300,000	283,027
A10 Securitization, Series 2020-C, Class D (c)(e)	4.129%	08/15/40	250,000	229,684
A10 Securitization, Series 2020-C, Class E (c)(e)	5.465%	08/15/40	250,000	225,474
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(c)	5.593%	12/15/37	1,000,000	964,438
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(c)	6.093%	12/15/37	675,000	645,886
Arbor Realty Collateralized Loan, Series 2021-FL2, Class AS (1* 1MO LIBOR + 140) (a)(c)	4.218%	05/15/36	865,000	833,330
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (a)(c)	5.285%	01/15/37	1,250,000	1,175,611
AREIT CRE Trust, Series 2022-CRE6, Class A (1* SOFR30A + 125) (a)(c)	3.258%	01/16/37	1,785,293	1,708,131

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.6% (Continued)
AREIT CRE Trust, Series 2021-CRE5, Class A (1* 1MO LIBOR + 108) (a)(c)	3.460%	11/17/38	$867,231	$836,985
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(c)	6.139%	06/17/39	900,000	887,216
BDS Ltd., Series 2021-FL8, Class D (1* 1MO LIBOR + 300) (a)(c)	4.893%	01/18/36	1,000,000	926,377
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(c)	4.360%	02/16/37	1,520,000	1,423,744
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(c)	4.641%	05/17/38	2,250,000	2,092,855
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* 1MO LIBOR + 250) (a)(c)	4.891%	05/15/36	1,170,000	1,149,158
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (a)(c)	3.810%	07/15/36	720,701	707,330
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	4.160%	07/15/36	777,000	755,474
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (1* 1MO LIBOR + 145) (a)(c)	3.827%	10/16/36	1,100,000	1,056,009
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (1* SOFR30A + 195) (a)(c)	4.234%	02/19/37	1,500,000	1,426,167
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class C (1* TSFR1M + 448) (a)(c)	6.768%	09/07/37	1,500,000	1,494,459
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	8.014%	09/17/37	750,000	751,688
PFP Ltd., Series 2021-8, Class A (1* 1MO LIBOR + 100) (a)(c)	3.387%	08/16/37	1,660,322	1,577,706
PFP Ltd., Series 2021-7, Class B (1* 1MO LIBOR + 140) (a)(c)	3.787%	04/14/38	699,965	660,439

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.6% (Continued)
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(c)	4.787%	04/14/38	$749,963	$716,452
PFP Ltd., Series 2021-7, Class A (1* 1MO LIBOR + 85) (a)(c)	3.668%	04/16/38	368,189	358,076
PFP Ltd., Series 2021-7, Class A-S (1* 1MO LIBOR + 115) (a)(c)	3.968%	04/16/38	1,499,925	1,435,844
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (1* 1MO LIBOR + 190) (a)(c)	4.984%	07/25/36	500,000	472,976
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (1* 1MO LIBOR + 240) (a)(c)	5.483%	07/25/36	1,000,000	946,109
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (1* 1MO LIBOR + 290) (a)(c)	5.984%	07/25/36	1,000,000	943,379
Rialto Real Estate Fund LP, Series 2022-FL8, Class B (1* TSFR1M + 325) (a)(c)	5.546%	01/19/27	1,750,000	1,707,993
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* 1MO LIBOR + 108) (a)(c)	3.898%	09/15/36	320,448	312,707
				30,958,742
Credit Cards - 2.8%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	700,000	677,944
Continental Credit Card, LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	543,830	537,081
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	292,268
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,244,128
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,200,000	1,090,429
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	500,000	455,657

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 2.8% (Continued)
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	$500,000	$451,620
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,254,778
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/26	750,000	746,444
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	28,497	28,447
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	535,000	512,515
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	300,000	272,634
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	670,913
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B (c)	2.330%	03/20/26	2,600,000	2,429,198
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A (c)	1.540%	03/23/26	2,975,000	2,826,249
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (c)	3.200%	09/21/26	880,000	797,196
				15,287,501
Equipment - 0.7%
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	212,679	190,021
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	310,544	263,591
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	514,150	453,787
Octana Receivables Trust, Series 2022-2A, Class D (c)	7.700%	09/20/30	2,000,000	1,883,855
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	550,000	491,768
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)(e)	5.926%	03/15/28	946,940	794,832
				4,077,854

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.0%
Boston Lending Trust, Series 2022-1, Class M2 (c)(e)	2.750%	02/25/62	$508,928	$382,488
Brean ABS Trust, Series 2021-RM2, Class A (c)	1.750%	10/25/61	1,407,772	1,223,479
Brean ABS Trust, Series 2022-RM3, Class A (c)	1.750%	02/25/62	1,545,383	1,334,688
Brean ABS Trust, Series 2022-RM4, Class M1 (c)(e)	3.000%	07/25/62	1,003,920	671,881
Brean ABS Trust, Series 2022-RM4, Class AZ (c)	3.000%	07/25/62	2,100,000	1,670,402
Brean ABS Trust, Series 2022-RM5, Class M1 (c)(e)	4.500%	09/25/62	2,300,000	1,664,086
Brean ABS Trust, Series 2022-RM5, Class M2 (c)(e)	4.500%	09/25/62	2,600,000	1,656,688
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,279,350
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	1,585,955	1,538,377
Finance of America HECM Buyout, Series 2022-HB1, Class M3 (a)(c)	5.084%	11/25/25	1,650,000	1,528,624
Finance of America HECM Buyout, Series 2022-HB2, Class M3 (c)	6.000%	09/25/27	2,000,000	1,871,418
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	550,000	488,233
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)	1.719%	10/25/50	2,448,436	2,301,709
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	1,435,757	1,215,378
RMF Proprietary Issuance Trust, Series 2022-1, Class A (c)	3.000%	01/25/62	1,575,280	1,400,083
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	1,100,000	680,287
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)(e)	3.000%	01/25/62	1,000,000	808,420
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)(e)	3.000%	01/25/62	1,000,000	753,813
				22,469,404

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 1.4%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(c)	4.068%	07/16/35	$840,991	$812,003
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (a)(c)	3.544%	03/09/44	1,300,000	1,084,206
BX Trust, Series 2018-GW, Class D (1* 1MO LIBOR + 177) (a)(c)	4.588%	05/15/35	785,000	741,591
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(c)	4.361%	05/15/37	1,802,000	1,698,010
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	1,177,000	980,423
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(c)	5.670%	07/15/38	993,883	943,924
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(c)	4.068%	07/15/25	663,210	638,202
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* 1MO LIBOR + 145) (a)(c)	4.268%	07/15/25	882,756	845,033
				7,743,392
Industrial - 1.1%
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (a)(c)	4.468%	09/15/36	1,500,000	1,392,466
BX Trust, Series 2021-VOLT, Class E (1* 1MO LIBOR + 200) (a)(c)	4.818%	09/15/36	1,755,000	1,618,196
BX Trust, Series 2021-VINO, Class C (1* 1MO LIBOR + 110) (a)(c)	3.920%	05/15/38	1,470,000	1,381,578
BX Trust, Series 2021-VINO, Class A (1* 1MO LIBOR + 65) (a)(c)	3.470%	05/17/38	800,000	765,168
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(c)	5.160%	11/16/37	491,495	473,651
SMR Mortgage Trust, Series 2022-IND, Class D (1* TSFR1M + 395) (a)(c)	6.795%	02/25/39	482,295	454,743
				6,085,802

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Manufactured Housing - 0.0% (d)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	$100,000	$92,011

Multifamily - 2.0%
Freedom Mortgage Trust, Series 2016-KF17, Class B (1* 1MO LIBOR + 584) (a)(c)	8.393%	03/25/23	221,934	221,587
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(c)	5.053%	11/25/24	330,814	327,959
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(c)	4.603%	10/27/25	616,284	611,588
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (a)(c)	4.562%	12/25/24	603,756	587,611
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(c)	4.703%	02/25/25	213,477	211,951
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(c)	4.703%	01/25/28	280,895	272,245
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(c)	4.262%	07/25/28	338,254	332,477
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(c)	4.803%	01/25/29	1,207,228	1,184,066
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(c)	4.803%	08/25/29	394,716	390,812
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(c)	5.034%	03/25/50	100,171	98,174
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (a)(c)	4.081%	07/25/41	1,970,313	1,839,159
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(c)	4.281%	01/25/51	1,076,038	1,033,537
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (a)(c)	4.581%	11/25/51	2,199,624	2,103,320

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 2.0% (Continued)
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (a)(c)	6.433%	05/25/52	$1,993,935	$2,024,327
				11,238,813
Non-Agency MBS 2.0 - 0.3%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR30A + 155) (a)	3.831%	02/25/50	731,191	675,887
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(c)	3.581%	02/26/71	672,492	619,685
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(c)	4.081%	02/26/71	507,567	477,010
				1,772,582
Non-QM - 0.2%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (c)	5.400%	11/25/48	1,250,000	1,194,023

Residential Transition Loan - 2.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	800,000	771,242
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	500,000	483,095
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	5.438%	05/25/25	1,750,000	1,634,880
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/26/29	1,000,000	888,336
LHFC Depositor, LLC, Series 2020-RTL1, Class A2 (c)	3.721%	10/25/24	750,000	721,932
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	700,000	616,393
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	4.458%	09/25/26	750,000	662,172
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	09/25/26	1,250,000	1,023,261

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.1% (Continued)
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	$1,250,000	$1,129,801
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,116,798
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	1,500,000	1,321,287
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	510,000	483,845
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	938,628
				11,791,670
Retail - 1.5%
Aventura Mall Trust, Series 2018-AVM, Class C (a)(c)	4.249%	07/09/40	650,000	546,747
BX Trust, Series 2021-VIEW, Class B (1* 1MO LIBOR + 180) (a)(c)	4.618%	06/15/36	1,150,000	1,093,725
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (a)(c)	6.418%	06/15/36	2,000,000	1,839,003
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (a)(c)	3.480%	09/15/37	148,851	145,694
BX Trust, Series 2018-EXCL, Class B (1* 1MO LIBOR + 133) (a)(c)	3.717%	09/15/37	175,000	170,935
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (a)(c)	4.370%	09/15/37	2,100,000	2,018,406
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	121,068
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.941%	04/17/36	300,000	282,073
Credit Suisse First Boston, Series 2018-SITE, Class D (a)(c)	4.941%	04/17/36	235,000	216,577
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* 1MO LIBOR + 145) (a)(c)	4.268%	02/15/40	681,766	644,272
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(c)	4.618%	02/15/40	386,334	360,375

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 1.5% (Continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(c)	5.318%	02/15/40	$727,217	$671,832
				8,110,707
Single Family Rental - 3.9%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	298,254
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	320,603	309,045
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	299,358
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	111,261	106,502
Colony American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	561,037
Firstkey Homes Trust, Series 2022-SFR2, Class D (c)	4.500%	07/17/39	1,250,000	1,128,972
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	975,330	841,457
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	487,736	433,474
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	603,012	516,316
Progress Residential Trust, Series 2019-SFR4, Class A (c)	2.687%	10/17/36	375,000	356,502
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	3,446,657	3,192,024
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	3,400,000	2,881,429
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	1,058,000	888,241
Progress Residential Trust, Series 2021-SFR4, Class A (c)	1.558%	05/19/38	2,500,000	2,191,946
Progress Residential Trust, Series 2022-SFR3, Class D (c)	4.450%	04/17/39	1,550,000	1,401,033

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 3.9% (Continued)
Progress Residential Trust, Series 2022-SFR5, Class D (c)	5.734%	06/17/39	$800,000	$753,595
Progress Residential Trust, Series 2022-SFR5, Class E-1 (c)	6.618%	06/17/39	800,000	753,044
Progress Residential Trust, Series 2021-SFR10, Class A (c)	2.393%	12/17/40	2,000,000	1,679,397
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(c)	4.694%	04/17/38	1,200,000	1,135,185
Tricon Residential Trust, Series 2022-SFR2, Class D (c)	6.230%	07/17/40	2,000,000	1,918,794
				21,645,605
Small Business - 1.1%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	1,000,000	939,786
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,250,000	1,134,922
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	376,527
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	5.700%	02/25/44	439,342	433,531
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	7.000%	02/25/44	115,616	114,250
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	5.350%	12/25/44	510,871	505,618
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	5.750%	10/25/49	1,457,653	1,445,599
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	678,164
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	580,972
				6,209,369
Student Loan - 0.8%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	70,493	66,027

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.8% (Continued)
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	$64,814	$61,598
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	189,167	178,127
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (a)(c)	4.484%	12/28/48	109,884	108,595
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	617,983	541,539
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	443,657
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	13,210	13,131
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	63,753	62,443
Prodigy Finance, Series 2021-1A, Class A (1* 1MO LIBOR + 125) (a)(c)	4.334%	07/25/51	586,631	572,377
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	182,702
Social Professional Loan Program, Series 2017-B, Class CFX (a)(c)	4.440%	05/25/40	150,000	147,284
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	663,358
Social Professional Loan Program, Series 2016-E, Class C (a)(c)	4.430%	10/25/41	179,540	170,080
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	353,403
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	447,420
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	730,000	628,130
				4,639,871
Unsecured Consumer - 6.1%
Affirm, Inc., Series 2022-Z1, Class A (c)	4.550%	06/15/27	1,575,564	1,544,980
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,421,339

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 6.1% (Continued)
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	$1,800,000	$1,611,127
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	2,000,000	1,924,701
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	480,657
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	582,779
LL ABS Trust, Series 2021-1A, Class A (c)	1.070%	05/15/29	949,159	910,223
LL ABS Trust, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,352,259
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	825,292
Oportun Funding XIII, LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	464,169	460,180
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,850,000	1,702,002
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	954,483
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	1,650,000	1,464,762
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	587,473
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	2,260,000	1,994,764
Opportunity Funding LLC, Series 2021-A, Class B (c)	1.760%	03/08/28	1,540,000	1,415,544
Opportunity Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	1,500,000	1,427,833
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	1,600,000	1,478,024
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,000,000	839,332
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	509,468
Republic Finance, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,082,676

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Securitized - 67.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 6.1% (Continued)
Upgrade Master Pass-Through Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	$21,775	$21,461
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	11,668	11,657
Upstart Pass-Through Trust, Series 2020-ST6, Class A (c)	3.000%	01/20/27	256,436	244,609
Upstart Pass-Through Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	576,944	551,230
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,650,682	1,541,435
Upstart Pass-Through Trust, Series 2021-ST10, Class A (c)	2.250%	01/20/30	1,431,540	1,358,180
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	782,948	733,918
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	421,210	401,872
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	500,000	460,496
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	2,500,000	2,465,702
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A	4.250%	02/15/46	1,517,101	1,459,218
				33,819,676

Total Securitized (Cost $408,364,638)				$373,447,114

Treasury - 14.5%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.125%	01/15/23	$2,175,651	$2,153,895
U.S. Treasury Notes	1.625%	02/15/26	5,000,000	4,591,602
U.S. Treasury Notes	2.250%	08/15/27	2,000,000	1,838,438
U.S. Treasury Notes	0.500%	10/31/27	10,000,000	8,371,094
U.S. Treasury Notes (b)	1.250%	09/30/28	6,500,000	5,532,871
U.S. Treasury Notes	0.625%	08/15/30	5,000,000	3,917,773

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Treasury - 14.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	0.875%	11/15/30	$1,000,000	$796,641
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,395,450
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,329,219
U.S. Treasury STRIPS (b)	0.000%	05/15/33	600,000	394,437
U.S. Treasury STRIPS (b)	0.000%	08/15/34	6,000,000	3,739,852
U.S. Treasury STRIPS	0.000%	11/15/34	3,000,000	1,850,105
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	1,813,408
U.S. Treasury STRIPS	0.000%	02/15/36	10,250,000	6,015,824
U.S. Treasury STRIPS	0.000%	02/15/37	6,500,000	3,664,838
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	3,248,397
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	3,118,704
U.S. Treasury Bonds	1.125%	08/15/40	11,000,000	6,813,984
U.S. Treasury Bonds	1.375%	11/15/40	9,000,000	5,818,008
U.S. Treasury STRIPS	0.000%	08/15/41	1,000,000	453,742
U.S. Treasury Bonds (b)	2.750%	11/15/42	1,000,000	810,117
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,281,739
U.S. Treasury Bonds	3.000%	02/15/48	3,000,000	2,525,625
U.S. Treasury Bonds	1.250%	05/15/50	16,000,000	8,955,000
Total Treasury (Cost $97,181,160)				$80,430,763

Registered Investment Companies - 6.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 2.90% (f)	9,914,792	$9,914,792
State Street Navigator Securities Lending Portfolio I, 3.13% (f)(g)	25,448,724	25,448,724
Total Registered Investment Companies (Cost $35,363,050)		$35,363,516

Total Investment Securities - 104.5% (Cost $645,246,599)		$581,334,920

Liabilities in Excess of Other Assets - (4.5)%		(25,242,770)

Net Assets - 100.0%		$556,092,150

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $25,529,075.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 9/30/2022 was $234,209,903, representing 42.1% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2022 was $9,724,411, representing 1.7% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2022.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $823,293.

BV -	Besloten Vennootschap
CV -	Convertible Security
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
PRIME-	Short-term interest rate in the banking system of the U.S.
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term Secured Overnight Financing Rate
UA -	Uitgesloten Aansprakelijkheid